UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 through December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2021 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

February 8, 2022 (Unaudited)

Dear Shareholders,

U.S. equities led the year-long rally in developed market stocks as the global economic rebound advanced through 2021. While financial market volatility, a resurgence in the pandemic and accelerating inflation have carried into 2022, we believe that the outlook for the overall U.S. economy remains positive.

“Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.” — Andrea L. Lisher

A surge in U.S. consumer wealth — partly tied to rising values for homes and autos — and quarterly growth in corporate earnings have helped to bolster U.S. financial markets that were already well-supported by monetary and fiscal policies. Over the course of the past year, the U.S. jobless rate fell to pre-pandemic levels and reached 3.9% in December. At the same time, inflation has climbed significantly. The U.S. Federal Reserve (the “Fed”) has tapered its monthly asset purchasing program and indicated that it’s likely to raise interest rates as early as March 2022.

While rising interest rates may mark another phase of the economic cycle that presents financial markets with new challenges and opportunities, they may also signal a return to a more normal economic environment following two years of historically low rates. Meanwhile, the path of the pandemic remains a factor in the U.S. economy. Recent data suggest the increase in new infections in late 2021 and into 2022 had some impact on the U.S. economy — though job growth remained strong — but there is hope that the latest pandemic wave may recede in coming months. Additionally, there is hope that rising prices on commodities and goods will moderate as supply chain constraints ease over time and the Fed moves generally to tamp down inflationary pressures. We expect the U.S. economy to continue expanding in 2022, even if the pace of the expansion eases from 2021.

Throughout the year ahead, J.P. Morgan Asset Management plans to seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

Overall, U.S. equity markets generated post positive returns in the second half of 2021 with continued monetary and fiscal support as well as strong consumer spending and record corporate profits. Despite historically high equity valuations in the U.S., the S&P 500 Index posted at least one record-high closing in each month during the period. Notably, the emergence of the omicron variant of COVID-19 in the final months of 2021 led to higher volatility in financial markets and weighed on global petroleum prices.

The first months of the period saw strong upward momentum in U.S. equity prices after second quarter 2021 results showed record-high earnings and revenue from U.S. companies. However, equity markets ended the month of September lower amid investor concerns about global supply chain disruptions, inflationary pressure and the ongoing pandemic. Additionally, the U.S. Federal Reserve set an initial schedule for tapering off its monthly bond purchases and indicated it may raise interest rates in late 2022 or early 2023.

In October, oil prices began to rise and equity markets resumed their broad upward trajectory only to stall again in November and then ended December with higher returns. While a resurgence in pandemic infections raised investor concerns about the reimposition of some social restrictions and their potential impact on specific industries and individual companies, the economic backdrop remained positive overall with a strong labor market, surging corporate profits and a boom in U.S. consumer wealth.

Within mid cap equity, value stocks outperformed growth stocks. For the six months ended December 31, 2021, the S&P 500 Index returned 11.67% and the Russell Mid Cap Index returned 5.45%, the Russell Mid Cap Value Index returned 7.44% and the Russell Mid Cap Growth Index returned 2.07.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	9.22%
Russell 3000 Growth Index	11.66%

Net Assets as of 12/31/2021 (In Thousands)	$16,506,643

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the communication services and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials and health care sectors was the leading contributor to relative performance.

Leading individual detractors from relative performance included the Funds overweight position in Roku Inc., its underweight position in Apple Inc. and its out-of-Benchmark position in Global Payments Inc. Shares of Roku, a television streaming platform, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Apple, a provider of computers, mobile devices and related services, rose amid consecutive quarter of record earnings and strong demand for mobile devices. Shares of Global Payments, a digital payments platform provider, fell amid a general pullback in financial technology subsector stocks during the period and the company’s lower-than-expected forecast for full year 2021 results.

Leading individual contributors to relative performance included the Fund’s underweight position in Visa Inc. and its overweight positions in Advanced Micro Devices Inc. and Blackstone Inc. Shares of Visa, a credit card and digital payments processor not held in the Fund, fell late in the period after the company issued a weaker-than-expected forecast and amid investor concerns about the impact on consumer spending from the emergence of the omicron variant of COVID-19. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021. Shares of Blackstone, an investment management company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	7.8%
2.	Microsoft Corp.	7.3
3.	Alphabet, Inc., Class C	5.1
4.	Amazon.com, Inc.	4.5
5.	Tesla, Inc.	3.8
6.	NVIDIA Corp.	2.8
7.	Meta Platforms, Inc., Class A	2.1
8.	Home Depot, Inc. (The)	2.0
9.	Mastercard, Inc., Class A	1.9
10.	QUALCOMM, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	38.0%
Consumer Discretionary	16.6
Health Care	12.0
Industrials	11.0
Communication Services	9.7
Financials	6.9
Consumer Staples	1.9
Others (each less than 1.0%)	1.5
Short-Term Investments	2.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		3.47%	15.50%	26.17%	20.45%
Without Sales Charge		9.22	21.89	27.53	21.10
CLASS C SHARES	May 1, 2006
With CDSC***		7.99	20.28	26.89	20.61
Without CDSC		8.99	21.28	26.89	20.61
CLASS I SHARES	May 1, 2006	9.36	22.16	27.84	21.36
CLASS R2 SHARES	July 31, 2017	9.09	21.56	27.20	20.79
CLASS R3 SHARES	May 31, 2017	9.23	21.89	27.54	21.10
CLASS R4 SHARES	May 31, 2017	9.38	22.19	27.84	21.39
CLASS R5 SHARES	January 8, 2009	9.46	22.35	28.03	21.57
CLASS R6 SHARES	December 23, 2013	9.51	22.50	28.17	21.67

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from December 31, 2011 to December 31, 2021. The performance of the

Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.58%
Russell Midcap Index	5.45%

Net Assets as of 12/31/2021 (In Thousands)	$3,165,209

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position in the communication services sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the industrials sector and its overweight position in the financials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc., Gap Inc. and Zynga Inc. Shares of Roku, a television streaming platform provider, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Zynga, a video game developer, fell after the company issued a weaker-than-expected forecast amid slowing user growth.

Leading individual contributors to relative performance included the Fund’s underweight positions in Peloton Interactive Inc. and Twitter Inc., and its overweight position in AutoZone Inc. Shares of Peloton Interactive, an online exercise and stationary bicycles provider not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a weaker-than-expected forecast for the full year 2021. Shares of Twitter, a social media platform provider not held in the Fund, fell amid investor concerns about slowing user growth in the U.S. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Fortune Brands Home & Security, Inc.	1.2%
2.	Ameriprise Financial, Inc.	1.1
3.	ITT, Inc.	1.0
4.	AMETEK, Inc.	1.0
5.	Constellation Brands, Inc., Class A	1.0
6.	AutoZone, Inc.	0.9
7.	Motorola Solutions, Inc.	0.9
8.	Huntington Bancshares, Inc.	0.9
9.	M&T Bank Corp.	0.9
10.	Discover Financial Services	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	17.3%
Financials	16.3
Industrials	15.2
Health Care	12.3
Consumer Discretionary	11.9
Real Estate	6.8
Utilities	4.6
Communication Services	4.2
Materials	3.1
Consumer Staples	2.8
Energy	2.6
Short-Term Investments	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		(1.03)%	13.48%	15.29%	14.64%
Without Sales Charge		4.45	19.76	16.54	15.26
CLASS C SHARES	November 2, 2009
With CDSC***		3.19	18.16	15.95	14.80
Without CDSC		4.19	19.16	15.95	14.80
CLASS I SHARES	January 1, 1997	4.58	20.06	16.84	15.62
CLASS R2 SHARES	March 14, 2014	4.30	19.46	16.24	15.04
CLASS R5 SHARES	March 14, 2014	4.66	20.23	17.01	15.73
CLASS R6 SHARES	March 14, 2014	4.70	20.34	17.12	15.80

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.02%
Russell Midcap Growth Index	2.07%

Net Assets as of 12/31/2021 (In Thousands)	$9,587,690

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s overweight position in the communication services sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the information technology sector and its overweight position and security selection in the financials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc. and its underweight positions in Datadog Inc. and Fortinet Inc. Shares of Roku, a television streaming platform, fell amid investor concerns about user growth trends and the company’s weaker-than-expected forecast for the fourth quarter of 2021. Shares of Datadog, a provider of information technology monitoring and analytics systems not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021. Shares of Fortinet, a cybersecurity provider not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s underweight positions in Peloton Interactive Inc. and NovoCure Ltd. and its out-of-Benchmark position in Advanced Micro Devices Inc. Shares of Peloton Interactive, an online exercise and stationary bicycles provider, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 and issued a weaker-than-expected forecast for the full year 2021. Shares of NovoCure, a developer of treatments for cancerous tumors, fell after the company reported lower-than-expected earnings for both the second and third quarters of 2021. Shares of Advanced Micro Devices, a semiconductor manufacturer, rose after the company reported better-than-expected earnings and sales for the third quarter of 2021 and issued a better-than-expected forecast for the fourth quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Palo Alto Networks, Inc.	2.0%
2.	Trane Technologies plc	2.0
3.	Dexcom, Inc.	1.9
4.	Agilent Technologies, Inc.	1.7
5.	Copart, Inc.	1.6
6.	Old Dominion Freight Line, Inc.	1.6
7.	SolarEdge Technologies, Inc.	1.5
8.	Teradyne, Inc.	1.5
9.	Zebra Technologies Corp., Class A	1.5
10.	Synopsys, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	31.1%
Health Care	20.0
Industrials	17.4
Consumer Discretionary	13.2
Financials	8.2
Communication Services	4.4
Consumer Staples	1.1
Others (each less than 1.0%)	1.6
Short-Term Investments	3.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(3.49)%	4.65%	21.32%	17.19%
Without Sales Charge		1.86	10.45	22.63	17.82
CLASS C SHARES	November 4, 1997
With CDSC***		0.59	8.89	22.01	17.35
Without CDSC		1.59	9.89	22.01	17.35
CLASS I SHARES	March 2, 1989	2.02	10.77	23.02	18.18
CLASS R2 SHARES	June 19, 2009	1.72	10.16	22.33	17.58
CLASS R3 SHARES	September 9, 2016	1.86	10.44	22.63	17.82
CLASS R4 SHARES	September 9, 2016	1.99	10.71	22.94	18.11
CLASS R5 SHARES	November 1, 2011	2.07	10.93	23.19	18.35
CLASS R6 SHARES	November 1, 2011	2.11	10.99	23.25	18.41

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.83%
Russell Midcap Value Index	7.44%

Net Assets as of 12/31/2021 (In Thousands)	$17,100,152

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the industrials and energy sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Zynga Inc., and its underweight position in Marvell Technology Inc.

Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter amid supply chain bottlenecks. Shares of Zynga, a video game developer, fell after the company issued a weaker-than-expected forecast amid slowing user growth. Shares of Marvell Technology, a semiconductor manufacturer not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 amid increased demand across the semiconductor industry.

Leading individual contributors to relative performance included the Fund’s overweight positions in AutoZone Inc., Carlisle Cos. and Liberty Media Corp. - Liberty SiriusXM. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Carlisle, a construction and engineered materials manufacturer, rose after reporting better-than-expected earnings for both the second and third quarters of 2021. Shares of Liberty Media -SiriusXM, an operator of satellite radio platforms, rose after the company reported better-than-expected revenue for both the second and third quarters of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	AutoZone, Inc.	1.7%
2.	Ameriprise Financial, Inc.	1.6
3.	Huntington Bancshares, Inc.	1.6
4.	M&T Bank Corp.	1.6
5.	Laboratory Corp. of America Holdings	1.6
6.	Loews Corp.	1.6
7.	Motorola Solutions, Inc.	1.6
8.	Xcel Energy, Inc.	1.5
9.	Fifth Third Bancorp	1.5
10.	Carlisle Cos., Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	22.8%
Industrials	14.0
Real Estate	11.7
Consumer Discretionary	11.4
Utilities	8.1
Information Technology	7.3
Health Care	6.9
Materials	4.8
Consumer Staples	4.2
Communication Services	4.1
Energy	3.8
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		0.98%	22.70%	8.97%	11.88%
Without Sales Charge		6.58	29.49	10.15	12.48
CLASS C SHARES	April 30, 2001
With CDSC***		5.31	27.82	9.59	12.03
Without CDSC		6.31	28.82	9.59	12.03
CLASS I SHARES	October 31, 2001	6.71	29.80	10.43	12.76
CLASS L SHARES	November 13, 1997	6.83	30.08	10.68	13.03
CLASS R2 SHARES	November 3, 2008	6.43	29.12	9.87	12.19
CLASS R3 SHARES	September 9, 2016	6.56	29.46	10.15	12.48
CLASS R4 SHARES	September 9, 2016	6.71	29.80	10.42	12.76
CLASS R5 SHARES	September 9, 2016	6.79	29.98	10.59	12.98
CLASS R6 SHARES	September 9, 2016	6.85	30.11	10.70	13.04

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.02%
Russell 3000 Value Index	6.54%

Net Assets as of 12/31/2021 (In Thousands)	$10,787,894

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2021.

The Fund’s security selection in the health care and information technology sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s overweight position and security selection in the real estate sector and its security selection in the communication services sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight position in Gap Inc., its underweight position in Pfizer Inc. and its out-of-Benchmark position in CommScope Holding Co. Shares of Gap, a retailer of brand name apparel, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2021 amid supply chain bottlenecks. Shares of Pfizer, a pharmaceutical manufacturer, rose amid a resurgence in the pandemic in late 2021 and the U.S. Food and Drug Administration’s approval of the company’s COVID-19 pill. Shares of CommScope Holding, a communications infrastructure provider, fell after the company reported lower-than-expected earnings and revenue for the second and third quarter of 2021.

Leading individual contributors to relative performance included the Fund’s overweight position in AutoZone Inc. and its out-of-Benchmark positions in Murphy USA Inc. and AbbVie Inc. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, as well as large share repurchase programs during the period. Shares of Murphy USA, a gas station convenience store chain, rose after the company reported better-than-expected earnings and revenue for both the second and third quarters of 2021, raised its quarterly dividend and unveiled a $1 billion share repurchase plan. Shares of AbbVie, a biopharmaceutical development company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2021 and raised its forecast for the full year 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF DECEMBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Bank of America Corp.	3.8%
2.	Berkshire Hathaway, Inc., Class B	2.5
3.	AbbVie, Inc.	2.2
4.	Wells Fargo & Co.	1.8
5.	Bristol-Myers Squibb Co.	1.7
6.	Capital One Financial Corp.	1.7
7.	Loews Corp.	1.7
8.	Travelers Cos., Inc. (The)	1.7
9.	Verizon Communications, Inc.	1.6
10.	M&T Bank Corp.	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF DECEMBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	29.1%
Health Care	12.9
Consumer Discretionary	9.3
Industrials	9.0
Real Estate	7.9
Communication Services	6.0
Energy	5.8
Consumer Staples	5.0
Information Technology	4.8
Utilities	3.9
Materials	3.0
Short-Term Investments	3.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2021

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		0.24%	21.59%	9.22%	11.77%
Without Sales Charge		5.80	28.33	10.41	12.38
CLASS C SHARES	February 28, 2005
With CDSC***		4.52	26.66	9.86	11.92
Without CDSC		5.52	27.66	9.86	11.92
CLASS I SHARES	February 28, 2005	5.92	28.64	10.68	12.66
CLASS L SHARES	February 28, 2005	6.02	28.83	10.87	12.89
CLASS R2 SHARES	July 31, 2017	5.67	28.01	10.13	12.09
CLASS R3 SHARES	September 9, 2016	5.79	28.29	10.40	12.37
CLASS R4 SHARES	September 9, 2016	5.94	28.62	10.68	12.66
CLASS R5 SHARES	September 9, 2016	5.99	28.81	10.85	12.88
CLASS R6 SHARES	September 9, 2016	6.08	28.96	10.96	12.94

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/11 TO 12/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000

Value Index from December 31, 2011 to December 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%

Automobiles — 4.1%

Rivian Automotive, Inc., Class A * (a)	389	40,319

Tesla, Inc. *	603	637,088

		677,407

Banks — 2.0%

First Republic Bank	623	128,630

Signature Bank	314	101,682

SVB Financial Group *	141	95,904

		326,216

Beverages — 1.0%

Constellation Brands, Inc., Class A	677	169,865

Biotechnology — 3.9%

Alnylam Pharmaceuticals, Inc. *	647	109,683

Exact Sciences Corp. *	735	57,215

Exelixis, Inc. *	3,069	56,094

Horizon Therapeutics plc *	1,452	156,483

Natera, Inc. *	775	72,378

Regeneron Pharmaceuticals, Inc. *	292	184,345

		636,198

Building Products — 2.1%

Fortune Brands Home & Security, Inc.	1,239	132,402

Trane Technologies plc	1,037	209,442

		341,844

Capital Markets — 4.0%

BlackRock, Inc.	141	128,814

Blackstone, Inc.	1,610	208,292

Charles Schwab Corp. (The)	2,445	205,603

S&P Global, Inc.	247	116,801

		659,510

Commercial Services & Supplies — 1.0%

Copart, Inc. *	1,041	157,911

Communications Equipment — 0.6%

Arista Networks, Inc. *	646	92,878

Construction & Engineering — 1.1%

Quanta Services, Inc.	1,568	179,819

Consumer Finance — 0.4%

Discover Financial Services	565	65,241

Diversified Consumer Services — 0.6%

Bright Horizons Family Solutions, Inc. * (a)	765	96,293

Electrical Equipment — 1.7%

AMETEK, Inc.	955	140,421

Generac Holdings, Inc. *	417	146,732

		287,153

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.8%

Keysight Technologies, Inc. *	768	158,674

Zebra Technologies Corp., Class A *	239	142,318

		300,992

Entertainment — 1.1%

ROBLOX Corp., Class A *	665	68,571

Roku, Inc. *	466	106,337

		174,908

Health Care Equipment & Supplies — 3.0%

Cooper Cos., Inc. (The)	282	118,283

Dexcom, Inc. *	278	149,242

Insulet Corp. *	195	51,897

Intuitive Surgical, Inc. *	494	177,668

		497,090

Health Care Providers & Services — 2.0%

McKesson Corp.	531	131,990

UnitedHealth Group, Inc.	383	192,154

		324,144

Hotels, Restaurants & Leisure — 2.3%

Airbnb, Inc., Class A *	246	41,027

Booking Holdings, Inc. *	69	164,933

DraftKings, Inc., Class A * (a)	1,957	53,761

Royal Caribbean Cruises Ltd. * (a)	1,504	115,657

		375,378

Household Durables — 0.6%

Garmin Ltd.	723	98,390

Insurance — 0.6%

Progressive Corp. (The)	1,000	102,636

Interactive Media & Services — 8.8%

Alphabet, Inc., Class C *	297	859,385

Bumble, Inc., Class A * (a)	1,789	60,588

Match Group, Inc. *	639	84,512

Meta Platforms, Inc., Class A *	1,064	357,875

Snap, Inc., Class A *	1,842	86,646

		1,449,006

Internet & Direct Marketing Retail — 4.6%

Amazon.com, Inc. *	227	758,426

IT Services — 4.3%

Global Payments, Inc.	799	108,075

Mastercard, Inc., Class A	891	320,073

MongoDB, Inc. *	229	121,167

PayPal Holdings, Inc. *	854	161,129

		710,444

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Life Sciences Tools & Services — 1.6%

Mettler-Toledo International, Inc. *	72	121,962

Thermo Fisher Scientific, Inc.	224	149,366

		271,328

Machinery — 2.1%

Deere & Co.	557	190,891

Ingersoll Rand, Inc.	2,645	163,624

		354,515

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	2,949	123,046

Oil, Gas & Consumable Fuels — 0.8%

EOG Resources, Inc.	1,563	138,797

Personal Products — 0.9%

Estee Lauder Cos., Inc. (The), Class A	399	147,608

Pharmaceuticals — 1.7%

Catalent, Inc. *	987	126,387

Jazz Pharmaceuticals plc *	698	88,901

Royalty Pharma plc, Class A	1,485	59,174

		274,462

Professional Services — 1.6%

Equifax, Inc.	522	152,892

IHS Markit Ltd.	896	119,051

		271,943

Road & Rail — 1.5%

Lyft, Inc., Class A *	2,439	104,207

Old Dominion Freight Line, Inc.	397	142,159

		246,366

Semiconductors & Semiconductor Equipment — 10.8%

Advanced Micro Devices, Inc. *	1,711	246,195

Entegris, Inc.	1,187	164,546

Lam Research Corp.	348	250,010

NVIDIA Corp.	1,568	461,226

QUALCOMM, Inc.	1,592	291,130

SolarEdge Technologies, Inc. *	601	168,579

Teradyne, Inc.	675	110,340

Wolfspeed, Inc. * (a)	785	87,760

		1,779,786

Software — 13.1%

Confluent, Inc., Class A * (a)	1,126	85,880

Crowdstrike Holdings, Inc., Class A *	357	73,131

HubSpot, Inc. *	220	145,018

Intuit, Inc.	175	112,273

Microsoft Corp.	3,616	1,216,244

Palo Alto Networks, Inc. *	277	154,411

INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued

ServiceNow, Inc. *	210	136,218

Synopsys, Inc. *	402	148,225

Zscaler, Inc. * (a)	317	101,728

		2,173,128

Specialty Retail — 3.5%

Burlington Stores, Inc. *	335	97,567

CarMax, Inc. *	630	82,057

Home Depot, Inc. (The)	818	339,289

National Vision Holdings, Inc. *	1,286	61,693

		580,606

Technology Hardware, Storage & Peripherals — 7.9%

Apple, Inc.	7,318	1,299,518

Textiles, Apparel & Luxury Goods — 1.2%

NIKE, Inc., Class B	1,193	198,765

Total Common Stocks (Cost $7,909,340)		16,341,617

Short-Term Investments — 2.5%

Investment Companies — 1.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $161,958)	161,908	161,973

Investment of Cash Collateral from Securities Loaned — 1.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	209,213	209,170

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	39,001	39,001

Total Investment of Cash Collateral from Securities Loaned (Cost $248,176)		248,171

Total Short-Term Investments (Cost $410,134)		410,144

Total Investments — 101.5% (Cost $8,319,474)		16,751,761
Liabilities in Excess of Other Assets — (1.5)%		(245,118)

NET ASSETS — 100.0%		16,506,643

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $241,385.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%

Aerospace & Defense — 0.2%

HEICO Corp., Class A	47	6,096

Airlines — 0.7%

Delta Air Lines, Inc. *	264	10,305

Frontier Group Holdings, Inc. *	306	4,146

Southwest Airlines Co. *	193	8,274

		22,725

Banks — 5.5%

Citizens Financial Group, Inc.	446	21,076

Fifth Third Bancorp	625	27,231

First Republic Bank	57	11,725

Huntington Bancshares, Inc.	1,860	28,677

M&T Bank Corp.	186	28,625

Regions Financial Corp.	1,020	22,238

Signature Bank	33	10,567

SVB Financial Group *	16	11,133

Zions Bancorp NA	228	14,399

		175,671

Beverages — 1.3%

Constellation Brands, Inc., Class A	122	30,506

Keurig Dr Pepper, Inc.	285	10,518

		41,024

Biotechnology — 2.4%

Agios Pharmaceuticals, Inc. * (a)	158	5,195

Alnylam Pharmaceuticals, Inc. *	85	14,419

Exact Sciences Corp. * (a)	129	10,054

Exelixis, Inc. *	339	6,188

Horizon Therapeutics plc *	163	17,511

Natera, Inc. *	91	8,537

Neurocrine Biosciences, Inc. *	71	6,004

Seagen, Inc. *	43	6,601

		74,509

Building Products — 3.5%

Advanced Drainage Systems, Inc.	49	6,657

Carlisle Cos., Inc.	108	26,914

Fortune Brands Home & Security, Inc.	367	39,241

Trane Technologies plc	132	26,711

Trex Co., Inc. *	75	10,127

		109,650

Capital Markets — 5.6%

Affiliated Managers Group, Inc.	52	8,538

Ameriprise Financial, Inc.	114	34,333

Ares Management Corp.	98	7,948

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

Evercore, Inc., Class A	43	5,855

LPL Financial Holdings, Inc.	78	12,519

MarketAxess Holdings, Inc.	18	7,362

Morningstar, Inc.	16	5,609

MSCI, Inc.	20	12,414

Northern Trust Corp.	181	21,636

Raymond James Financial, Inc.	227	22,832

State Street Corp.	230	21,370

T. Rowe Price Group, Inc.	95	18,769

		179,185

Chemicals — 0.8%

Celanese Corp.	98	16,517

RPM International, Inc.	88	8,918

		25,435

Commercial Services & Supplies — 0.8%

ACV Auctions, Inc., Class A * (a)	101	1,894

Copart, Inc. *	146	22,135

		24,029

Communications Equipment — 1.3%

Arista Networks, Inc. *	81	11,687

Motorola Solutions, Inc.	106	28,825

		40,512

Construction & Engineering — 0.5%

Quanta Services, Inc.	125	14,382

Construction Materials — 0.6%

Martin Marietta Materials, Inc.	41	18,266

Consumer Finance — 0.9%

Discover Financial Services	245	28,277

Containers & Packaging — 0.9%

Packaging Corp. of America	93	12,624

Silgan Holdings, Inc.	367	15,724

		28,348

Distributors — 1.1%

Genuine Parts Co.	82	11,450

LKQ Corp.	381	22,841

		34,291

Diversified Consumer Services — 0.3%

Bright Horizons Family Solutions, Inc. *	78	9,793

Diversified Financial Services — 0.3%

Voya Financial, Inc. (a)	151	10,008

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — 2.0%

Edison International	237	16,158

Entergy Corp.	190	21,351

Xcel Energy, Inc.	398	26,972

		64,481

Electrical Equipment — 3.1%

Acuity Brands, Inc. (a)	112	23,741

AMETEK, Inc.	210	30,879

Generac Holdings, Inc. *	51	17,888

Hubbell, Inc.	119	24,741

		97,249

Electronic Equipment, Instruments & Components — 3.6%

Amphenol Corp., Class A	229	20,059

CDW Corp.	77	15,786

Keysight Technologies, Inc. *	86	17,666

Littelfuse, Inc.	38	11,926

TD SYNNEX Corp.	185	21,167

Trimble, Inc. *	97	8,484

Zebra Technologies Corp., Class A *	33	19,900

		114,988

Entertainment — 1.7%

ROBLOX Corp., Class A *	73	7,489

Roku, Inc. *	72	16,522

Spotify Technology SA * (a)	22	5,040

Take-Two Interactive Software, Inc. *	48	8,563

Zynga, Inc., Class A *	2,368	15,152

		52,766

Equity Real Estate Investment Trusts (REITs) — 6.2%

American Homes 4 Rent, Class A	391	17,038

AvalonBay Communities, Inc.	67	16,981

Boston Properties, Inc.	129	14,870

Brixmor Property Group, Inc.	449	11,397

Essex Property Trust, Inc.	32	11,119

Federal Realty Investment Trust	65	8,875

Host Hotels & Resorts, Inc. *	329	5,718

JBG SMITH Properties	230	6,591

Kimco Realty Corp.	538	13,272

Mid-America Apartment Communities, Inc.	46	10,664

Rayonier, Inc.	414	16,706

Regency Centers Corp.	124	9,345

Rexford Industrial Realty, Inc.	127	10,331

Sun Communities, Inc.	45	9,415

Ventas, Inc.	129	6,598

Weyerhaeuser Co.	443	18,245

INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

WP Carey, Inc.	142	11,660

		198,825

Food & Staples Retailing — 0.8%

Kroger Co. (The)	291	13,181

US Foods Holding Corp. *	309	10,761

		23,942

Food Products — 0.5%

Post Holdings, Inc. *	139	15,657

Gas Utilities — 0.8%

National Fuel Gas Co.	387	24,724

Health Care Equipment & Supplies — 2.8%

Align Technology, Inc. *	8	5,323

Cooper Cos., Inc. (The)	28	11,626

Dexcom, Inc. *	47	25,054

Hologic, Inc. *	105	8,046

Insulet Corp. *	43	11,369

ResMed, Inc.	35	8,997

Zimmer Biomet Holdings, Inc.	146	18,548

		88,963

Health Care Providers & Services — 4.4%

Acadia Healthcare Co., Inc. *	114	6,909

Amedisys, Inc. *	34	5,536

AmerisourceBergen Corp.	163	21,685

Centene Corp. *	217	17,873

Henry Schein, Inc. *	208	16,158

Humana, Inc.	21	9,823

Laboratory Corp. of America Holdings *	88	27,772

McKesson Corp.	58	14,342

Universal Health Services, Inc., Class B	147	19,062

		139,160

Health Care Technology — 0.2%

Teladoc Health, Inc. * (a)	62	5,660

Hotels, Restaurants & Leisure — 2.3%

Aramark (a)	239	8,818

Booking Holdings, Inc. *	2	4,798

Chipotle Mexican Grill, Inc. *	7	11,788

Darden Restaurants, Inc.	66	9,932

DraftKings, Inc., Class A * (a)	234	6,422

Expedia Group, Inc. *	46	8,326

Hilton Worldwide Holdings, Inc. *	86	13,354

Royal Caribbean Cruises Ltd. *	137	10,497

		73,935

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Household Durables — 1.8%

Garmin Ltd.	62	8,458

Helen of Troy Ltd. *	52	12,810

Mohawk Industries, Inc. *	95	17,336

Newell Brands, Inc.	868	18,961

		57,565

Household Products — 0.3%

Energizer Holdings, Inc. (a)	209	8,395

Insurance — 3.8%

Alleghany Corp. *	14	9,235

Arch Capital Group Ltd. *	204	9,049

Hartford Financial Services Group, Inc. (The)	253	17,472

Lincoln National Corp.	204	13,912

Loews Corp.	480	27,705

Progressive Corp. (The)	181	18,570

RenaissanceRe Holdings Ltd. (Bermuda)	58	9,789

WR Berkley Corp.	165	13,624

		119,356

Interactive Media & Services — 1.2%

Bumble, Inc., Class A *	190	6,449

InterActiveCorp. *	128	16,729

Match Group, Inc. *	113	14,946

		38,124

Internet & Direct Marketing Retail — 0.3%

Chewy, Inc., Class A * (a)	83	4,906

Etsy, Inc. *	19	4,204

		9,110

IT Services — 2.3%

Affirm Holdings, Inc. *	46	4,632

FleetCor Technologies, Inc. *	86	19,144

Global Payments, Inc.	70	9,503

Globant SA *	19	6,059

MongoDB, Inc. *	36	18,898

Okta, Inc. *	51	11,325

Remitly Global, Inc. * (a)	164	3,384

		72,945

Leisure Products — 0.2%

Brunswick Corp.	51	5,087

Life Sciences Tools & Services — 1.6%

Agilent Technologies, Inc.	144	22,974

Maravai LifeSciences Holdings, Inc., Class A *	190	7,949

Mettler-Toledo International, Inc. *	11	18,669

		49,592

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.3%

IDEX Corp.	60	14,067

Ingersoll Rand, Inc.	246	15,246

ITT, Inc.	328	33,546

Lincoln Electric Holdings, Inc.	136	18,946

Middleby Corp. (The) *	99	19,555

Snap-on, Inc.	92	19,802

Timken Co. (The)	211	14,642

		135,804

Media — 1.4%

Liberty Broadband Corp., Class C *	154	24,780

Liberty Media Corp.-Liberty SiriusXM, Class C *	365	18,565

		43,345

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	624	26,033

Multiline Retail — 0.4%

Kohl’s Corp. (a)	269	13,282

Multi-Utilities — 1.8%

CMS Energy Corp.	371	24,116

Sempra Energy	71	9,332

WEC Energy Group, Inc.	250	24,245

		57,693

Oil, Gas & Consumable Fuels — 2.6%

Coterra Energy, Inc.	1,232	23,404

Diamondback Energy, Inc.	232	24,967

EOG Resources, Inc.	132	11,690

Williams Cos., Inc. (The)	888	23,112

		83,173

Pharmaceuticals — 1.1%

Catalent, Inc. *	86	11,030

Jazz Pharmaceuticals plc *	139	17,657

Royalty Pharma plc, Class A	174	6,918

		35,605

Professional Services — 1.5%

Equifax, Inc.	62	18,153

IHS Markit Ltd.	101	13,419

Leidos Holdings, Inc.	167	14,809

		46,381

Real Estate Management & Development — 0.6%

CBRE Group, Inc., Class A *	174	18,852

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Road & Rail — 1.0%

Lyft, Inc., Class A *	252	10,786

Old Dominion Freight Line, Inc.	58	20,789

		31,575

Semiconductors & Semiconductor Equipment — 4.4%

Advanced Micro Devices, Inc. *	102	14,729

Analog Devices, Inc.	63	11,016

Entegris, Inc.	139	19,193

Lam Research Corp.	19	13,662

Marvell Technology, Inc.	159	13,867

Microchip Technology, Inc.	143	12,457

SolarEdge Technologies, Inc. *	71	19,920

Teradyne, Inc.	122	19,935

Wolfspeed, Inc. * (a)	70	7,824

Xilinx, Inc.	37	7,845

		140,448

Software — 5.7%

Bill.com Holdings, Inc. *	35	8,820

Cadence Design Systems, Inc. *	95	17,629

Confluent, Inc., Class A * (a)	99	7,571

Crowdstrike Holdings, Inc., Class A *	74	15,053

Five9, Inc. *	58	7,992

Gitlab, Inc., Class A * (a)	22	1,878

HashiCorp, Inc., Class A *	17	1,518

HubSpot, Inc. *	27	17,929

NortonLifeLock, Inc.	636	16,514

Palo Alto Networks, Inc. *	48	26,612

Synopsys, Inc. *	53	19,410

Trade Desk, Inc. (The), Class A *	201	18,440

UiPath, Inc., Class A * (a)	48	2,053

Unity Software, Inc. *	48	6,892

Zscaler, Inc. *	46	14,768

		183,079

Specialty Retail — 4.0%

AutoZone, Inc. *	14	29,598

Best Buy Co., Inc.	161	16,314

Burlington Stores, Inc. *	47	13,718

CarMax, Inc. *	55	7,202

Gap, Inc. (The)	637	11,243

National Vision Holdings, Inc. *	134	6,427

O’Reilly Automotive, Inc. *	18	12,499

Tractor Supply Co.	66	15,675

Ulta Beauty, Inc. *	33	13,401

		126,077

INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.6%

Carter’s, Inc.	152	15,407

Lululemon Athletica, Inc. *	20	7,762

Ralph Lauren Corp.	130	15,496

Tapestry, Inc.	333	13,507

		52,172

Thrifts & Mortgage Finance — 0.3%

MGIC Investment Corp.	566	8,168

Total Common Stocks (Cost $2,011,607)		3,104,412

Short-Term Investments — 2.9%

Investment Companies — 1.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $60,262)	60,245	60,270

Investment of Cash Collateral from Securities Loaned — 1.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	25,988	25,983

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	5,804	5,804

Total Investment of Cash Collateral from Securities Loaned (Cost $31,787)		31,787

Total Short-Term Investments (Cost $92,049)		92,057

Total Investments — 101.0% (Cost $2,103,656)		3,196,469
Liabilities in Excess of Other Assets —(1.0)%		(31,260)

NET ASSETS — 100.0%		3,165,209

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $30,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%

Aerospace & Defense — 0.5%

HEICO Corp., Class A	342	44,016

Airlines — 1.1%

Delta Air Lines, Inc. *	1,915	74,823

Frontier Group Holdings, Inc. * (a)	2,182	29,608

		104,431

Banks — 2.5%

First Republic Bank	410	84,586

Signature Bank	236	76,230

SVB Financial Group *	119	80,386

		241,202

Beverages — 1.2%

Constellation Brands, Inc., Class A	443	111,280

Biotechnology — 5.6%

Agios Pharmaceuticals, Inc. * (a)	1,140	37,475

Alnylam Pharmaceuticals, Inc. *	622	105,427

Exact Sciences Corp. *	942	73,324

Exelixis, Inc. *	2,443	44,651

Horizon Therapeutics plc *	1,173	126,358

Natera, Inc. *	660	61,608

Neurocrine Biosciences, Inc. * (a)	509	43,326

Seagen, Inc. *	308	47,663

		539,832

Building Products — 4.2%

Advanced Drainage Systems, Inc. (a)	357	48,547

Fortune Brands Home & Security, Inc.	807	86,258

Trane Technologies plc	954	192,696

Trex Co., Inc. *	541	73,078

		400,579

Capital Markets — 4.6%

Affiliated Managers Group, Inc.	375	61,625

Ares Management Corp.	714	57,986

Evercore, Inc., Class A	314	42,670

LPL Financial Holdings, Inc.	570	91,251

MarketAxess Holdings, Inc.	129	53,177

Morningstar, Inc.	120	40,868

MSCI, Inc.	146	89,637

		437,214

Commercial Services & Supplies — 1.8%

ACV Auctions, Inc., Class A * (a)	726	13,679

Copart, Inc. *	1,053	159,641

		173,320

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.9%

Arista Networks, Inc. *	593	85,201

Construction & Engineering — 1.1%

Quanta Services, Inc.	915	104,891

Consumer Finance — 0.7%

Discover Financial Services	604	69,787

Diversified Consumer Services — 0.7%

Bright Horizons Family Solutions, Inc. *	559	70,380

Electrical Equipment — 2.3%

AMETEK, Inc.	590	86,783

Generac Holdings, Inc. *	368	129,619

		216,402

Electronic Equipment, Instruments & Components — 4.4%

Keysight Technologies, Inc. *	617	127,458

Littelfuse, Inc.	273	86,034

Trimble, Inc. *	702	61,199

Zebra Technologies Corp., Class A *	242	143,740

		418,431

Entertainment — 2.8%

ROBLOX Corp., Class A *	526	54,252

Roku, Inc. *	523	119,280

Spotify Technology SA *	156	36,509

Take-Two Interactive Software, Inc. *	347	61,740

		271,781

Health Care Equipment & Supplies — 5.3%

Align Technology, Inc. *	59	38,642

Cooper Cos., Inc. (The)	200	83,914

Dexcom, Inc. *	337	181,112

Hologic, Inc. *	767	58,683

Insulet Corp. * (a)	308	81,950

ResMed, Inc.	249	64,912

		509,213

Health Care Providers & Services — 3.4%

Acadia Healthcare Co., Inc. *	821	49,831

Amedisys, Inc. *	249	40,357

Centene Corp. *	1,582	130,382

McKesson Corp.	416	103,455

		324,025

Health Care Technology — 0.4%

Teladoc Health, Inc. * (a)	445	40,853

Hotels, Restaurants & Leisure — 4.2%

Aramark (a)	1,745	64,314

Booking Holdings, Inc. *	15	34,789

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Hotels, Restaurants & Leisure — continued

Chipotle Mexican Grill, Inc. *	49	85,140

DraftKings, Inc., Class A * (a)	1,687	46,336

Hilton Worldwide Holdings, Inc. *	625	97,432

Royal Caribbean Cruises Ltd. * (a)	986	75,823

		403,834

Household Durables — 1.6%

Garmin Ltd.	448	61,022

Helen of Troy Ltd. * (a)	384	93,755

		154,777

Insurance — 0.5%

Progressive Corp. (The)	483	49,529

Interactive Media & Services — 1.6%

Bumble, Inc., Class A *	1,374	46,539

Match Group, Inc. *	815	107,780

		154,319

Internet & Direct Marketing Retail — 0.7%

Chewy, Inc., Class A * (a)	600	35,406

Etsy, Inc. *	139	30,476

		65,882

IT Services — 4.1%

Affirm Holdings, Inc. *	334	33,560

Global Payments, Inc.	508	68,617

Globant SA *	141	44,307

MongoDB, Inc. *	258	136,309

Okta, Inc. *	364	81,665

Remitly Global, Inc. * (a)	1,183	24,398

		388,856

Leisure Products — 0.4%

Brunswick Corp.	365	36,736

Life Sciences Tools & Services — 3.7%

Agilent Technologies, Inc.	1,038	165,733

Maravai LifeSciences Holdings, Inc., Class A *	1,384	57,970

Mettler-Toledo International, Inc. *	79	134,758

		358,461

Machinery — 2.0%

Ingersoll Rand, Inc.	1,778	110,007

ITT, Inc.	802	81,997

		192,004

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	1,688	70,428

INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.9%

EOG Resources, Inc.	949	84,326

Pharmaceuticals — 1.9%

Catalent, Inc. *	621	79,545

Jazz Pharmaceuticals plc *	423	53,848

Royalty Pharma plc, Class A	1,253	49,924

		183,317

Professional Services — 2.4%

Equifax, Inc.	448	131,082

IHS Markit Ltd.	729	96,846

		227,928

Road & Rail — 2.4%

Lyft, Inc., Class A * (a)	1,828	78,096

Old Dominion Freight Line, Inc.	423	151,685

		229,781

Semiconductors & Semiconductor Equipment — 9.7%

Advanced Micro Devices, Inc. *	738	106,213

Entegris, Inc.	999	138,455

Lam Research Corp.	137	98,484

Marvell Technology, Inc.	1,143	100,036

Microchip Technology, Inc.	1,032	89,882

SolarEdge Technologies, Inc. *	518	145,250

Teradyne, Inc.	880	143,873

Wolfspeed, Inc. * (a)	505	56,444

Xilinx, Inc.	267	56,591

		935,228

Software — 12.5%

Bill.com Holdings, Inc. *	256	63,658

Cadence Design Systems, Inc. *	682	127,147

Confluent, Inc., Class A * (a)	716	54,608

Crowdstrike Holdings, Inc., Class A *	531	108,661

Five9, Inc. *	420	57,619

Gitlab, Inc., Class A * (a)	156	13,550

HashiCorp, Inc., Class A * (a)	122	11,075

HubSpot, Inc. *	199	131,039

Palo Alto Networks, Inc. *	349	194,141

Synopsys, Inc. *	380	140,140

Trade Desk, Inc. (The), Class A *	1,452	133,061

UiPath, Inc., Class A * (a)	343	14,806

Unity Software, Inc. *	349	49,861

Zscaler, Inc. *	336	107,806

		1,207,172

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 5.2%

Burlington Stores, Inc. *	339	98,879

CarMax, Inc. *	403	52,522

National Vision Holdings, Inc. *	957	45,912

O’Reilly Automotive, Inc. *	127	89,974

Tractor Supply Co.	474	113,072

Ulta Beauty, Inc. *	237	97,890

		498,249

Textiles, Apparel & Luxury Goods — 0.6%

Lululemon Athletica, Inc. *	143	56,095

Total Common Stocks (Cost $6,247,872)		9,459,760

Short-Term Investments — 3.1%

Investment Companies — 1.7%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $160,999)	160,949	161,013

Investment of Cash Collateral from Securities Loaned —1.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	110,977	110,955

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	21,485	21,485

Total Investment of Cash Collateral from Securities Loaned (Cost $132,443)		132,440

Total Short-Term Investments (Cost $293,442)		293,453

Total Investments — 101.7% (Cost $6,541,314)		9,753,213
Liabilities in Excess of Other Assets — (1.7)%		(165,523)

NET ASSETS — 100.0%		9,587,690

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $127,353.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%

Airlines — 0.5%

Southwest Airlines Co. *	1,865	79,892

Banks — 8.0%

Citizens Financial Group, Inc.	4,305	203,388

Fifth Third Bancorp	5,925	258,017

Huntington Bancshares, Inc.	17,946	276,721

M&T Bank Corp.	1,766	271,211

Regions Financial Corp.	9,844	214,592

Zions Bancorp NA	2,200	138,978

		1,362,907

Beverages — 1.5%

Constellation Brands, Inc., Class A	587	147,194

Keurig Dr Pepper, Inc.	2,755	101,555

		248,749

Building Products — 2.9%

Carlisle Cos., Inc.	1,001	248,252

Fortune Brands Home & Security, Inc.	2,314	247,401

		495,653

Capital Markets — 6.4%

Ameriprise Financial, Inc.	934	281,856

Northern Trust Corp.	1,746	208,792

Raymond James Financial, Inc.	2,194	220,326

State Street Corp.	2,218	206,230

T. Rowe Price Group, Inc.	909	178,789

		1,095,993

Chemicals — 1.4%

Celanese Corp.	949	159,412

RPM International, Inc.	837	84,499

		243,911

Communications Equipment — 1.6%

Motorola Solutions, Inc.	984	267,289

Construction Materials — 1.0%

Martin Marietta Materials, Inc.	393	173,105

Consumer Finance — 1.0%

Discover Financial Services	1,554	179,546

Containers & Packaging — 1.6%

Packaging Corp. of America	895	121,866

Silgan Holdings, Inc.	3,543	151,775

		273,641

Distributors — 1.9%

Genuine Parts Co.	788	110,540

LKQ Corp.	3,672	220,429

		330,969

INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Financial Services — 0.6%

Voya Financial, Inc.	1,457	96,629

Electric Utilities — 3.4%

Edison International	1,736	118,455

Entergy Corp.	1,829	206,047

Xcel Energy, Inc.	3,844	260,271

		584,773

Electrical Equipment — 3.8%

Acuity Brands, Inc. (a)	1,082	229,103

AMETEK, Inc.	1,238	181,978

Hubbell, Inc.	1,146	238,752

		649,833

Electronic Equipment, Instruments & Components — 3.1%

Amphenol Corp., Class A	2,171	189,833

CDW Corp.	744	152,369

TD SYNNEX Corp.	1,713	195,953

		538,155

Entertainment — 0.8%

Zynga, Inc., Class A *	21,937	140,399

Equity Real Estate Investment Trusts (REITs) — 10.6%

American Homes 4 Rent, Class A	3,532	154,037

AvalonBay Communities, Inc.	619	156,373

Boston Properties, Inc.	1,167	134,372

Brixmor Property Group, Inc.	3,933	99,938

Essex Property Trust, Inc. (a)	275	96,839

Federal Realty Investment Trust	629	85,709

Host Hotels & Resorts, Inc. *	3,124	54,330

JBG SMITH Properties	2,160	62,026

Kimco Realty Corp.	4,800	118,327

Mid-America Apartment Communities, Inc.	409	93,844

Rayonier, Inc.	3,995	161,251

Regency Centers Corp.	1,078	81,258

Rexford Industrial Realty, Inc.	1,111	90,093

Sun Communities, Inc.	433	90,907

Ventas, Inc.	1,247	63,729

Weyerhaeuser Co.	4,276	176,084

WP Carey, Inc.	1,340	109,916

		1,829,033

Food & Staples Retailing — 1.4%

Kroger Co. (The)	2,811	127,246

US Foods Holding Corp. *	2,983	103,894

		231,140

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food Products — 0.9%

Post Holdings, Inc. *	1,341	151,122

Gas Utilities — 1.4%

National Fuel Gas Co.	3,731	238,591

Health Care Equipment & Supplies — 1.0%

Zimmer Biomet Holdings, Inc.	1,409	178,990

Health Care Providers & Services — 5.3%

AmerisourceBergen Corp.	1,575	209,280

Henry Schein, Inc. *	1,975	153,099

Humana, Inc.	204	94,832

Laboratory Corp. of America Holdings *	853	267,984

Universal Health Services, Inc., Class B	1,394	180,726

		905,921

Hotels, Restaurants & Leisure — 1.0%

Darden Restaurants, Inc.	611	92,002

Expedia Group, Inc. *	447	80,823

		172,825

Household Durables — 2.0%

Mohawk Industries, Inc. *	904	164,773

Newell Brands, Inc.	8,269	180,603

		345,376

Household Products — 0.5%

Energizer Holdings, Inc.	2,022	81,079

Insurance — 6.3%

Alleghany Corp. *	134	89,163

Arch Capital Group Ltd. *	1,966	87,380

Hartford Financial Services Group, Inc. (The)	2,442	168,629

Lincoln National Corp.	1,967	134,282

Loews Corp.	4,628	267,329

Progressive Corp. (The)	1,101	113,035

RenaissanceRe Holdings Ltd. (Bermuda)	543	91,980

WR Berkley Corp.	1,596	131,512

		1,083,310

Interactive Media & Services — 0.9%

InterActiveCorp. *	1,211	158,336

IT Services — 1.1%

FleetCor Technologies, Inc. *	810	181,369

Machinery — 6.1%

IDEX Corp.	525	124,042

ITT, Inc.	2,095	214,092

Lincoln Electric Holdings, Inc.	1,311	182,847

Middleby Corp. (The) *	944	185,753

INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued

Snap-on, Inc.	873	187,964

Timken Co. (The)	2,040	141,327

		1,036,025

Media — 2.4%

Liberty Broadband Corp., Class C *	1,462	235,509

Liberty Media Corp.-Liberty SiriusXM, Class C *	3,395	172,645

		408,154

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	3,305	137,917

Multiline Retail — 0.7%

Kohl’s Corp.(a)	2,596	128,211

Multi-Utilities — 3.3%

CMS Energy Corp.	3,578	232,726

Sempra Energy	681	90,118

WEC Energy Group, Inc.	2,410	233,969

		556,813

Oil, Gas & Consumable Fuels — 3.8%

Coterra Energy, Inc.	10,942	207,892

Diamondback Energy, Inc.	2,022	218,080

Williams Cos., Inc. (The)	8,565	223,021

		648,993

Pharmaceuticals — 0.6%

Jazz Pharmaceuticals plc *	756	96,351

Professional Services — 0.8%

Leidos Holdings, Inc.	1,608	142,931

Real Estate Management & Development — 1.0%

CBRE Group, Inc., Class A *	1,597	173,318

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc.	596	104,693

Software — 0.9%

NortonLifeLock, Inc.	6,135	159,390

Specialty Retail — 3.2%

AutoZone, Inc. *	135	283,218

Best Buy Co., Inc.	1,523	154,729

Gap, Inc. (The)	6,066	107,068

		545,015

Textiles, Apparel & Luxury Goods — 2.5%

Carter’s, Inc.	1,469	148,709

Ralph Lauren Corp.	1,258	149,560

Tapestry, Inc.	3,112	126,328

		424,597

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Thrifts & Mortgage Finance — 0.5%

MGIC Investment Corp.	5,470	78,874

Total Common Stocks (Cost $9,675,091)		16,959,818

Short-Term Investments — 0.9%

Investment Companies — 0.9%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $146,037)	145,978	146,037

Investment of Cash Collateral from Securities Loaned —0.0% (d)

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	1,234	1,234

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	1,118	1,118

Total Investment of Cash Collateral from Securities Loaned (Cost $2,352)		2,352

Total Short-Term Investments (Cost $148,389)		148,389

Total Investments — 100.0% (Cost $9,823,480)		17,108,207
Liabilities in Excess of Other Assets — 0.0% (d)		(8,055)

NET ASSETS — 100.0%		17,100,152

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $2,227.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%

Aerospace & Defense — 2.6%

General Dynamics Corp.	392	81,741

Northrop Grumman Corp.	215	83,375

Raytheon Technologies Corp.	1,375	118,295

		283,411

Air Freight & Logistics — 0.9%

FedEx Corp.	386	99,861

Banks — 12.6%

Bank of America Corp.	9,142	406,709

Citigroup, Inc.	1,309	79,040

Citizens Financial Group, Inc.	2,886	136,369

M&T Bank Corp.	1,103	169,355

PNC Financial Services Group, Inc. (The)	698	139,879

Truist Financial Corp.	2,326	136,201

US Bancorp	1,676	94,152

Wells Fargo & Co.	3,964	190,199

		1,351,904

Beverages — 0.5%

Keurig Dr Pepper, Inc.	1,581	58,264

Biotechnology — 3.3%

AbbVie, Inc.	1,745	236,299

Biogen, Inc. *	101	24,184

Regeneron Pharmaceuticals, Inc. *	78	49,195

Vertex Pharmaceuticals, Inc. *	202	44,271

		353,949

Building Products — 1.2%

Carlisle Cos., Inc.	288	71,486

Fortune Brands Home & Security, Inc.	563	60,153

		131,639

Capital Markets — 3.6%

Charles Schwab Corp. (The)	1,254	105,437

Invesco Ltd.	2,396	55,148

Morgan Stanley	808	79,267

Northern Trust Corp.	696	83,231

T. Rowe Price Group, Inc.	321	63,207

		386,290

Chemicals — 0.7%

Axalta Coating Systems Ltd. *	1,181	39,108

Celanese Corp.	194	32,553

		71,661

Communications Equipment — 0.9%

Cisco Systems, Inc.	1,058	67,026

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — continued

CommScope Holding Co., Inc. *	2,329	25,707

		92,733

Construction Materials — 0.9%

Martin Marietta Materials, Inc.	215	94,658

Consumer Finance — 2.5%

American Express Co.	547	89,506

Capital One Financial Corp.	1,259	182,652

		272,158

Containers & Packaging — 1.5%

Packaging Corp. of America	775	105,544

Westrock Co.	1,159	51,434

		156,978

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class B *	910	272,029

Diversified Telecommunication Services — 1.7%

Verizon Communications, Inc.	3,428	178,113

Electric Utilities — 3.9%

American Electric Power Co., Inc.	770	68,517

Edison International	837	57,133

Entergy Corp.	513	57,767

NextEra Energy, Inc.	915	85,412

PG&E Corp. *	2,678	32,513

Xcel Energy, Inc.	1,711	115,832

		417,174

Electronic Equipment, Instruments & Components — 0.8%

TD SYNNEX Corp.	712	81,382

Entertainment — 0.3%

Walt Disney Co. (The) *	242	37,483

Equity Real Estate Investment Trusts (REITs) — 7.4%

American Homes 4 Rent, Class A	1,371	59,801

Apple Hospitality REIT, Inc.	2,175	35,118

Brixmor Property Group, Inc.	3,423	86,966

Federal Realty Investment Trust	395	53,901

JBG SMITH Properties	1,096	31,466

Kimco Realty Corp. (a)	4,053	99,900

Lamar Advertising Co., Class A	173	20,985

Mid-America Apartment Communities, Inc.	310	71,114

Public Storage	189	70,717

Rayonier, Inc. (a)	2,307	93,126

Welltower, Inc. (a)	366	31,349

Weyerhaeuser Co.	3,318	136,632

		791,075

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food & Staples Retailing — 0.6%

Sysco Corp.	876	68,833

Food Products — 1.6%

Kraft Heinz Co. (The)	2,214	79,472

Post Holdings, Inc. * (a)	863	97,247

		176,719

Health Care Equipment & Supplies — 0.9%

Medtronic plc	533	55,187

Zimmer Biomet Holdings, Inc.	371	47,183

		102,370

Health Care Providers & Services — 4.4%

AmerisourceBergen Corp.	757	100,611

Cigna Corp.	229	52,516

CVS Health Corp.	1,171	120,749

HCA Healthcare, Inc.	140	35,979

UnitedHealth Group, Inc.	335	167,984

		477,839

Hotels, Restaurants & Leisure — 1.1%

Booking Holdings, Inc. *	26	61,420

Cracker Barrel Old Country Store, Inc. (a)	146	18,820

Las Vegas Sands Corp. *	1,063	40,000

		120,240

Household Durables — 1.4%

Mohawk Industries, Inc. *	470	85,679

Newell Brands, Inc.	3,114	68,010

		153,689

Household Products — 1.6%

Energizer Holdings, Inc. (a)	1,409	56,516

Procter & Gamble Co. (The)	701	114,659

		171,175

Industrial Conglomerates — 0.8%

Honeywell International, Inc.	418	87,141

Insurance — 8.1%

Alleghany Corp. *	86	57,677

American International Group, Inc.	759	43,128

Chubb Ltd.	437	84,543

CNA Financial Corp.	744	32,791

Fairfax Financial Holdings Ltd. (Canada)	142	69,796

Hartford Financial Services Group, Inc. (The)	1,414	97,649

Loews Corp. (a)	3,156	182,280

Marsh & McLennan Cos., Inc.	290	50,328

Progressive Corp. (The)	640	65,706

INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued

Travelers Cos., Inc. (The)	1,147	179,405

		863,303

Interactive Media & Services — 0.9%

Alphabet, Inc., Class C *	17	50,349

InterActiveCorp. *	337	44,036

		94,385

IT Services — 1.4%

FleetCor Technologies, Inc. *	248	55,468

International Business Machines Corp.	474	63,328

Kyndryl Holdings, Inc. *	1,700	30,764

		149,560

Machinery — 2.9%

Dover Corp.	708	128,483

ITT, Inc.	660	67,415

Stanley Black & Decker, Inc.	392	73,864

Timken Co. (The)	567	39,253

		309,015

Media — 2.6%

DISH Network Corp., Class A * (a)	1,596	51,788

Liberty Broadband Corp., Class C *	568	91,424

Liberty Media Corp.-Liberty SiriusXM, Class C * (a)	1,571	79,906

Nexstar Media Group, Inc., Class A	374	56,514

		279,632

Multiline Retail — 1.1%

Dollar General Corp.	265	62,566

Kohl’s Corp. (a)	1,227	60,612

		123,178

Oil, Gas & Consumable Fuels — 5.8%

Chevron Corp.	848	99,454

ConocoPhillips	2,277	164,365

Coterra Energy, Inc.	3,525	66,966

Diamondback Energy, Inc.	288	31,082

Kinder Morgan, Inc.	4,577	72,596

Marathon Petroleum Corp.	993	63,530

Phillips 66	878	63,633

Williams Cos., Inc. (The)	2,626	68,389

		630,015

Pharmaceuticals — 4.2%

Bristol-Myers Squibb Co.	3,008	187,554

Johnson & Johnson	790	135,149

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Pharmaceuticals — continued

Merck & Co., Inc.	725	55,529

Organon & Co.	1,193	36,317

Viatris, Inc.	3,202	43,325

		457,874

Professional Services — 0.6%

Leidos Holdings, Inc.	751	66,764

Real Estate Management & Development — 0.5%

CBRE Group, Inc., Class A *	546	59,300

Semiconductors & Semiconductor Equipment — 1.8%

Analog Devices, Inc.	573	100,751

Texas Instruments, Inc.	502	94,587

		195,338

Specialty Retail — 4.7%

AutoZone, Inc. *	74	154,618

Best Buy Co., Inc.	686	69,685

Dick’s Sporting Goods, Inc. (a)	370	42,592

Gap, Inc. (The) (a)	3,365	59,385

Lowe’s Cos., Inc.	355	91,657

Murphy USA, Inc.	460	91,694

		509,631

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	469	45,680

Ralph Lauren Corp.	501	59,549

		105,229

Tobacco — 0.6%

Philip Morris International, Inc.	679	64,477

Wireless Telecommunication Services — 0.6%

T-Mobile US, Inc. *	554	64,299

Total Common Stocks (Cost $6,493,503)		10,460,768

Short-Term Investments — 3.3%

Investment Companies — 3.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $340,069)	339,933	340,069

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	14,076	14,074

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	3,394	3,394

Total Investment of Cash Collateral from Securities Loaned (Cost $17,468)		17,468

Total Short-Term Investments (Cost $357,537)		357,537

Total Investments — 100.3% (Cost $6,851,040)		10,818,305
Liabilities in Excess of Other Assets — (0.3)%		(30,411)

NET ASSETS — 100.0%		10,787,894

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at December 31, 2021. The total value of securities on loan at December 31, 2021 is $16,771.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$16,341,617		$3,104,412		$9,459,760
Investments in affiliates, at value	161,973		60,270		161,013
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	248,171		31,787		132,440
Cash	49		—		13
Receivables:
Fund shares sold	21,159		3,245		7,634
Dividends from non-affiliates	1,424		3,052		400
Dividends from affiliates	—	(a)	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	22		6		27
Other assets	379		253		—

Total Assets	16,774,794		3,203,025		9,761,287

LIABILITIES:
Payables:
Due to custodian	—		16		—
Investment securities purchased	—		1,889		13,816
Collateral received on securities loaned (See Note 2.B.)	248,171		31,787		132,440
Fund shares redeemed	8,701		1,963		20,511
Accrued liabilities:
Investment advisory fees	6,974		1,527		4,998
Administration fees	469		81		465
Distribution fees	1,490		145		458
Service fees	1,905		354		673
Custodian and accounting fees	191		42		111
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)	—	(a)
Other	250		12		125

Total Liabilities	268,151		37,816		173,597

Net Assets	$16,506,643		$3,165,209		$9,587,690

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,104,834	$2,073,259	$6,325,777
Total distributable earnings (loss)	8,401,809	1,091,950	3,261,913

Total Net Assets	$16,506,643	$3,165,209	$9,587,690

Net Assets:
Class A	$3,337,143	$640,121	$1,651,602
Class C	1,241,302	18,841	107,958
Class I	4,824,484	1,049,626	2,008,915
Class R2	760	643	60,431
Class R3	6,175	—	79,849
Class R4	21,307	—	23,332
Class R5	149,779	83	711,371
Class R6	6,925,693	1,455,895	4,944,232

Total	$16,506,643	$3,165,209	$9,587,690

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	105,098	10,638	39,029
Class C	49,030	335	3,791
Class I	144,081	17,064	38,388
Class R2	24	11	1,281
Class R3	195	—	1,559
Class R4	636	—	448
Class R5	4,330	1	13,310
Class R6	197,980	23,634	91,809

Net Asset Value (a):
Class A — Redemption price per share	$31.75	$60.17	$42.32
Class C — Offering price per share (b)	25.32	56.33	28.48
Class I — Offering and redemption price per share	33.48	61.51	52.33
Class R2 — Offering and redemption price per share	31.26	59.15	47.19
Class R3 — Offering and redemption price per share	31.70	—	51.23
Class R4 — Offering and redemption price per share	33.50	—	52.12
Class R5 — Offering and redemption price per share	34.59	61.75	53.44
Class R6 — Offering and redemption price per share	34.98	61.60	53.85
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$33.51	$63.50	$44.66

Cost of investments in non-affiliates	$7,909,340	$2,011,607	$6,247,872
Cost of investments in affiliates	161,958	60,262	160,999
Investment securities on loan, at value (See Note 2.B.)	241,385	30,611	127,353
Cost of investment of cash collateral (See Note 2.B.)	248,176	31,787	132,443

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund		JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,959,818		$10,460,768
Investments in affiliates, at value	146,037		340,069
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	2,352		17,468
Cash	5		13
Receivables:
Investment securities sold	—		1,853
Fund shares sold	8,650		7,513
Dividends from non-affiliates	28,198		8,028
Dividends from affiliates	—	(a)	1
Securities lending income (See Note 2.B.)	1		2

Total Assets	17,145,061		10,835,715

LIABILITIES:
Payables:
Investment securities purchased	—		17,979
Collateral received on securities loaned (See Note 2.B.)	2,352		17,468
Fund shares redeemed	30,884		5,927
Accrued liabilities:
Investment advisory fees	8,659		4,464
Administration fees	500		353
Distribution fees	442		443
Service fees	1,627		920
Custodian and accounting fees	199		131
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	246		136

Total Liabilities	44,909		47,821

Net Assets	$17,100,152		$10,787,894

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$9,438,323	$6,598,593
Total distributable earnings (loss)	7,661,829	4,189,301

Total Net Assets	$17,100,152	$10,787,894

Net Assets:
Class A	$1,656,299	$1,117,171
Class C	76,270	333,784
Class I	2,810,923	2,407,948
Class L	7,973,997	1,859,802
Class R2	74,034	277
Class R3	86,456	3,361
Class R4	19,587	1,717
Class R5	97,615	1,390
Class R6	4,304,971	5,062,444

Total	$17,100,152	$10,787,894

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	41,091	28,184
Class C	1,990	8,435
Class I	68,676	60,392
Class L	191,648	46,615
Class R2	1,949	7
Class R3	2,170	86
Class R4	481	43
Class R5	2,351	35
Class R6	103,536	127,082

Net Asset Value (a):
Class A — Redemption price per share	$40.31	$39.64
Class C — Offering price per share (b)	38.33	39.57
Class I — Offering and redemption price per share	40.93	39.87
Class L — Offering and redemption price per share	41.61	39.90
Class R2 — Offering and redemption price per share	37.98	39.15
Class R3 — Offering and redemption price per share	39.84	39.04
Class R4 — Offering and redemption price per share	40.71	39.86
Class R5 — Offering and redemption price per share	41.53	39.83
Class R6 — Offering and redemption price per share	41.58	39.84
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$42.54	$41.84

Cost of investments in non-affiliates	$9,675,091	$6,493,503
Cost of investments in affiliates	146,037	340,069
Investment securities on loan, at value (See Note 2.B.)	2,227	16,771
Cost of investment of cash collateral (See Note 2.B.)	2,352	17,468

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$—	$1
Dividend income from non-affiliates	37,877	16,504	16,852
Dividend income from affiliates	89	26	83
Income from securities lending (net) (See Note 2.B.)	213	41	233

Total investment income	38,179	16,571	17,169

EXPENSES:
Investment advisory fees	43,760	9,930	30,932
Administration fees	5,276	1,146	3,568
Distribution fees:
Class A	4,035	780	2,110
Class C	4,709	77	412
Class R2	2	2	144
Class R3	7	—	93
Service fees:
Class A	4,035	780	2,110
Class C	1,570	26	137
Class I	6,038	1,258	2,551
Class R2	1	1	72
Class R3	7	—	93
Class R4	28	—	32
Class R5	74	— (a)	366
Custodian and accounting fees	225	52	136
Professional fees	78	34	55
Trustees’ and Chief Compliance Officer’s fees	30	17	24
Printing and mailing costs	386	170	172
Registration and filing fees	258	109	288
Transfer agency fees (See Note 2.F.)	173	30	218
Other	312	77	120

Total expenses	71,004	14,489	43,633

Less fees waived	(2,520)	(1,766)	(1,872)
Less expense reimbursements	— (a)	(3)	(30)

Net expenses	68,484	12,720	41,731

Net investment income (loss)	(30,305)	3,851	(24,562)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	319,987	75,142	222,366
Investments in affiliates	(12)	(6)	(27)
Foreign currency transactions	— (a)	— (a)	— (a)

Net realized gain (loss)	319,975	75,136	222,339

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,105,842	58,128	(13,073)
Investments in affiliates	(11)	2	12

Change in net unrealized appreciation/depreciation	1,105,831	58,130	(13,061)

Net realized/unrealized gains (losses)	1,425,806	133,266	209,278

Change in net assets resulting from operations	$1,395,501	$137,117	$184,716

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$134,342	$101,664
Dividend income from affiliates	55	100
Income from securities lending (net) (See Note 2.B.)	9	11

Total investment income	134,406	101,775

EXPENSES:
Investment advisory fees	56,068	30,389
Administration fees	5,564	4,007
Distribution fees:
Class A	2,048	1,363
Class C	288	1,285
Class R2	183	1
Class R3	110	4
Service fees:
Class A	2,048	1,363
Class C	96	428
Class I	3,781	3,008
Class L	3,980	948
Class R2	92	— (a)
Class R3	110	4
Class R4	40	2
Class R5	45	1
Custodian and accounting fees	260	171
Professional fees	82	61
Trustees’ and Chief Compliance Officer’s fees	33	26
Printing and mailing costs	522	313
Registration and filing fees	170	147
Transfer agency fees (See Note 2.F.)	129	98
Other	392	185

Total expenses	76,041	43,804

Less fees waived	(4,535)	(1,777)
Less expense reimbursements	(30)	(7)

Net expenses	71,476	42,020

Net investment income (loss)	62,930	59,755

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	961,782	662,064
Investments in affiliates	(16)	(5)

Net realized gain (loss)	961,766	662,059

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	91,474	(90,619)
Investments in affiliates	2	3

Change in net unrealized appreciation/depreciation	91,476	(90,616)

Net realized/unrealized gains (losses)	1,053,242	571,443

Change in net assets resulting from operations	$1,116,172	$631,198

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(30,305)	$(38,687)	$3,851	$5,871
Net realized gain (loss)	319,975	2,615,524	75,136	236,501
Change in net unrealized appreciation/depreciation	1,105,831	2,518,044	58,130	551,887

Change in net assets resulting from operations	1,395,501	5,094,881	137,117	794,259

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(450,846)	(248,914)	(45,467)	(51,016)
Class C	(205,934)	(129,471)	(1,466)	(2,405)
Class I	(627,636)	(360,812)	(74,927)	(43,367)
Class R2	(97)	(32)	(46)	(76)
Class R3	(738)	(192)	—	—
Class R4	(2,743)	(1,887)	—	—
Class R5	(18,769)	(12,763)	(6)	(111)
Class R6	(865,471)	(579,464)	(105,308)	(120,036)

Total distributions to shareholders	(2,172,234)	(1,333,535)	(227,220)	(217,011)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,504,539	207,286	429,770	611,112

NET ASSETS:
Change in net assets	1,727,806	3,968,632	339,667	1,188,360
Beginning of period	14,778,837	10,810,205	2,825,542	1,637,182

End of period	$16,506,643	$14,778,837	$3,165,209	$2,825,542

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(24,562)	$(38,812)	$62,930	$127,797
Net realized gain (loss)	222,339	977,630	961,766	1,768,173
Change in net unrealized appreciation/depreciation	(13,061)	1,605,407	91,476	4,261,488

Change in net assets resulting from operations	184,716	2,544,225	1,116,172	6,157,458

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(164,928)	(173,779)	(219,981)	(92,478)
Class C	(15,295)	(16,088)	(10,363)	(5,006)
Class I	(164,559)	(173,836)	(392,787)	(197,658)
Class L	—	—	(1,064,675)	(492,109)
Class R2	(5,456)	(5,377)	(10,249)	(4,986)
Class R3	(6,561)	(5,883)	(11,581)	(5,364)
Class R4	(1,915)	(1,774)	(4,055)	(2,242)
Class R5	(56,755)	(63,349)	(11,564)	(5,676)
Class R6	(391,225)	(329,350)	(571,247)	(264,623)

Total distributions to shareholders	(806,694)	(769,436)	(2,296,502)	(1,070,142)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,136,904	1,816,908	1,229,845	(751,266)

NET ASSETS:
Change in net assets	514,926	3,591,697	49,515	4,336,050
Beginning of period	9,072,764	5,481,067	17,050,637	12,714,587

End of period	$9,587,690	$9,072,764	$17,100,152	$17,050,637

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$59,755	$124,916
Net realized gain (loss)	662,059	961,470
Change in net unrealized appreciation/depreciation	(90,616)	2,800,518

Change in net assets resulting from operations	631,198	3,886,904

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(139,510)	(23,476)
Class C	(40,783)	(7,055)
Class I	(309,038)	(72,893)
Class L	(243,763)	(53,516)
Class R2	(32)	(7)
Class R3	(427)	(63)
Class R4	(206)	(1,188)
Class R5	(180)	(145)
Class R6	(643,793)	(133,423)

Total distributions to shareholders	(1,377,732)	(291,766)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	383,112	(1,143,741)

NET ASSETS:
Change in net assets	(363,422)	2,451,397
Beginning of period	11,151,316	8,699,919

End of period	$10,787,894	$11,151,316

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$295,282	$617,307	$57,791	$108,793
Distributions reinvested	434,059	240,271	45,434	50,959
Cost of shares redeemed	(235,767)	(591,206)	(39,852)	(103,045)

Change in net assets resulting from Class A capital transactions	493,574	266,372	63,373	56,707

Class C
Proceeds from shares issued	73,779	163,112	771	1,523
Distributions reinvested	200,976	125,552	1,462	2,405
Cost of shares redeemed	(151,993)	(301,892)	(4,592)	(8,655)

Change in net assets resulting from Class C capital transactions	122,762	(13,228)	(2,359)	(4,727)

Class I
Proceeds from shares issued	543,458	1,479,235	255,657	599,516
Distributions reinvested	592,526	337,895	74,821	43,123
Cost of shares redeemed	(733,316)	(1,078,748)	(137,029)	(236,107)

Change in net assets resulting from Class I capital transactions	402,668	738,382	193,449	406,532

Class R2
Proceeds from shares issued	224	300	71	191
Distributions reinvested	96	32	43	73
Cost of shares redeemed	(26)	(154)	(6)	(535)

Change in net assets resulting from Class R2 capital transactions	294	178	108	(271)

Class R3
Proceeds from shares issued	2,616	3,643	—	—
Distributions reinvested	628	163	—	—
Cost of shares redeemed	(1,914)	(434)	—	—

Change in net assets resulting from Class R3 capital transactions	1,330	3,372	—	—

Class R4
Proceeds from shares issued	1,017	2,600	—	—
Distributions reinvested	2,743	1,886	—	—
Cost of shares redeemed	(4,301)	(5,512)	—	—

Change in net assets resulting from Class R4 capital transactions	(541)	(1,026)	—	—

Class R5
Proceeds from shares issued	11,948	22,343	6	272
Distributions reinvested	18,390	12,555	6	111
Cost of shares redeemed	(16,426)	(70,249)	— (a)	(1,462)

Change in net assets resulting from Class R5 capital transactions	13,912	(35,351)	12	(1,079)

Class R6
Proceeds from shares issued	1,266,705	1,205,957	192,249	334,403
Distributions reinvested	863,104	578,133	105,241	119,998
Cost of shares redeemed	(659,269)	(2,535,503)	(122,303)	(300,451)

Change in net assets resulting from Class R6 capital transactions	1,470,540	(751,413)	175,187	153,950

Total change in net assets resulting from capital transactions	$2,504,539	$207,286	$429,770	$611,112

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	8,558	20,460	921		1,925
Reinvested	13,886	8,308	775		961
Redeemed	(6,889)	(19,686)	(639)		(1,903)

Change in Class A Shares	15,555	9,082	1,057		983

Class C
Issued	2,604	6,449	13		28
Reinvested	8,062	5,236	27		48
Redeemed	(5,397)	(11,926)	(78)		(165)

Change in Class C Shares	5,269	(241)	(38)		(89)

Class I
Issued	15,091	46,557	3,957		10,207
Reinvested	17,977	11,160	1,248		795
Redeemed	(20,320)	(33,943)	(2,121)		(4,122)

Change in Class I Shares	12,748	23,774	3,084		6,880

Class R2
Issued	7	9	1		3
Reinvested	3	1	1		2
Redeemed	(1)	(5)	—	(a)	(9)

Change in Class R2 Shares	9	5	2		(4)

Class R3
Issued	79	116	—		—
Reinvested	20	6	—		—
Redeemed	(55)	(14)	—		—

Change in Class R3 Shares	44	108	—		—

Class R4
Issued	28	81	—		—
Reinvested	83	62	—		—
Redeemed	(116)	(177)	—		—

Change in Class R4 Shares	(5)	(34)	—		—

Class R5
Issued	319	696	—	(a)	5
Reinvested	540	403	—	(a)	2
Redeemed	(437)	(2,158)	—	(a)	(24)

Change in Class R5 Shares	422	(1,059)	—	(a)	(17)

Class R6
Issued	32,958	36,597	3,000		5,844
Reinvested	25,068	18,399	1,751		2,206
Redeemed	(17,622)	(76,164)	(1,897)		(5,296)

Change in Class R6 Shares	40,404	(21,168)	2,854		2,754

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$110,119	$269,885	$118,359	$312,241
Distributions reinvested	159,203	168,194	205,806	84,258
Cost of shares redeemed	(125,519)	(265,651)	(160,660)	(421,860)

Change in net assets resulting from Class A capital transactions	143,803	172,428	163,505	(25,361)

Class C
Proceeds from shares issued	11,082	18,817	5,413	11,152
Distributions reinvested	15,070	15,598	10,091	4,875
Cost of shares redeemed	(14,375)	(29,254)	(9,602)	(50,512)

Change in net assets resulting from Class C capital transactions	11,777	5,161	5,902	(34,485)

Class I
Proceeds from shares issued	252,496	807,758	215,808	944,499
Distributions reinvested	155,839	163,157	372,132	187,286
Cost of shares redeemed	(278,506)	(572,464)	(633,884)	(1,167,802)

Change in net assets resulting from Class I capital transactions	129,829	398,451	(45,944)	(36,017)

Class L
Proceeds from shares issued	—	—	455,340	1,079,544
Distributions reinvested	—	—	1,015,481	466,015
Cost of shares redeemed	—	—	(791,650)	(2,003,837)

Change in net assets resulting from Class L capital transactions	—	—	679,171	(458,278)

Class R2
Proceeds from shares issued	12,269	19,596	5,006	11,087
Distributions reinvested	5,445	5,366	10,195	4,944
Cost of shares redeemed	(9,749)	(18,633)	(6,584)	(26,032)

Change in net assets resulting from Class R2 capital transactions	7,965	6,329	8,617	(10,001)

Class R3
Proceeds from shares issued	15,972	27,679	4,126	10,318
Distributions reinvested	6,481	5,811	10,954	5,120
Cost of shares redeemed	(7,614)	(19,436)	(10,650)	(16,546)

Change in net assets resulting from Class R3 capital transactions	14,839	14,054	4,430	(1,108)

Class R4
Proceeds from shares issued	7,179	15,324	2,908	29,189
Distributions reinvested	1,915	1,774	4,055	2,242
Cost of shares redeemed	(7,452)	(9,549)	(17,006)	(36,170)

Change in net assets resulting from Class R4 capital transactions	1,642	7,549	(10,043)	(4,739)

Class R5
Proceeds from shares issued	58,001	169,023	18,321	15,455
Distributions reinvested	53,207	59,609	11,552	5,671
Cost of shares redeemed	(88,695)	(178,446)	(15,873)	(28,691)

Change in net assets resulting from Class R5 capital transactions	22,513	50,186	14,000	(7,565)

Class R6
Proceeds from shares issued	866,924	1,731,741	330,287	880,233
Distributions reinvested	387,715	326,519	531,604	243,857
Cost of shares redeemed	(450,103)	(895,510)	(451,684)	(1,297,802)

Change in net assets resulting from Class R6 capital transactions	804,536	1,162,750	410,207	(173,712)

Total change in net assets resulting from capital transactions	$1,136,904	$1,816,908	$1,229,845	$(751,266)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,392	6,348	2,735	8,294
Reinvested	3,841	4,077	5,251	2,357
Redeemed	(2,752)	(6,207)	(3,721)	(11,461)

Change in Class A Shares	3,481	4,218	4,265	(810)

Class C
Issued	341	609	131	302
Reinvested	540	533	272	143
Redeemed	(450)	(951)	(234)	(1,473)

Change in Class C Shares	431	191	169	(1,028)

Class I
Issued	4,515	15,656	4,955	26,465
Reinvested	3,041	3,271	9,337	5,165
Redeemed	(4,984)	(11,073)	(14,717)	(31,205)

Change in Class I Shares	2,572	7,854	(425)	425

Class L
Issued	—	—	10,217	27,115
Reinvested	—	—	25,025	12,656
Redeemed	—	—	(17,893)	(52,480)

Change in Class L Shares	—	—	17,349	(12,709)

Class R2
Issued	231	411	120	308
Reinvested	118	118	277	146
Redeemed	(190)	(395)	(162)	(735)

Change in Class R2 Shares	159	134	235	(281)

Class R3
Issued	281	550	96	273
Reinvested	129	118	283	145
Redeemed	(136)	(384)	(247)	(451)

Change in Class R3 Shares	274	284	132	(33)

Class R4
Issued	129	299	64	772
Reinvested	37	36	103	62
Redeemed	(130)	(183)	(412)	(892)

Change in Class R4 Shares	36	152	(245)	(58)

Class R5
Issued	1,016	3,227	434	389
Reinvested	1,017	1,172	285	154
Redeemed	(1,534)	(3,436)	(354)	(723)

Change in Class R5 Shares	499	963	365	(180)

Class R6
Issued	14,962	32,743	7,344	22,671
Reinvested	7,351	6,379	13,105	6,625
Redeemed	(7,799)	(17,096)	(9,993)	(33,322)

Change in Class R6 Shares	14,514	22,026	10,456	(4,026)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$117,432	$228,457
Distributions reinvested	131,124	21,985
Cost of shares redeemed	(103,673)	(256,183)

Change in net assets resulting from Class A capital transactions	144,883	(5,741)

Class C
Proceeds from shares issued	20,094	42,809
Distributions reinvested	40,129	6,902
Cost of shares redeemed	(53,063)	(152,617)

Change in net assets resulting from Class C capital transactions	7,160	(102,906)

Class I
Proceeds from shares issued	329,211	632,458
Distributions reinvested	281,851	67,804
Cost of shares redeemed	(357,272)	(1,288,594)

Change in net assets resulting from Class I capital transactions	253,790	(588,332)

Class L
Proceeds from shares issued	133,376	329,055
Distributions reinvested	234,993	51,517
Cost of shares redeemed	(228,419)	(753,164)

Change in net assets resulting from Class L capital transactions	139,950	(372,592)

Class R2
Proceeds from shares issued	73	81
Distributions reinvested	32	7
Cost of shares redeemed	(1)	(144)

Change in net assets resulting from Class R2 capital transactions	104	(56)

Class R3
Proceeds from shares issued	912	1,146
Distributions reinvested	339	51
Cost of shares redeemed	(635)	(488)

Change in net assets resulting from Class R3 capital transactions	616	709

Class R4
Proceeds from shares issued	121	3,069
Distributions reinvested	205	1,187
Cost of shares redeemed	(221)	(42,655)

Change in net assets resulting from Class R4 capital transactions	105	(38,399)

Class R5
Proceeds from shares issued	84	839
Distributions reinvested	142	137
Cost of shares redeemed	(103)	(6,702)

Change in net assets resulting from Class R5 capital transactions	123	(5,726)

Class R6
Proceeds from shares issued	302,491	1,674,385
Distributions reinvested	643,064	133,248
Cost of shares redeemed	(1,109,174)	(1,838,331)

Change in net assets resulting from Class R6 capital transactions	(163,619)	(30,698)

Total change in net assets resulting from capital transactions	$383,112	$(1,143,741)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
SHARE TRANSACTIONS:
Class A
Issued	2,754	6,264
Reinvested	3,380	627
Redeemed	(2,438)	(7,354)

Change in Class A Shares	3,696	(463)

Class C
Issued	472	1,112
Reinvested	1,040	198
Redeemed	(1,250)	(4,444)

Change in Class C Shares	262	(3,134)

Class I
Issued	7,741	17,384
Reinvested	7,212	1,924
Redeemed	(8,488)	(34,308)

Change in Class I Shares	6,465	(15,000)

Class L
Issued	3,075	9,182
Reinvested	6,003	1,461
Redeemed	(5,419)	(21,293)

Change in Class L Shares	3,659	(10,650)

Class R2
Issued	2	2
Reinvested	1	— (a)
Redeemed	— (a)	(4)

Change in Class R2 Shares	3	(2)

Class R3
Issued	21	32
Reinvested	9	1
Redeemed	(15)	(14)

Change in Class R3 Shares	15	19

Class R4
Issued	3	89
Reinvested	5	34
Redeemed	(5)	(1,184)

Change in Class R4 Shares	3	(1,061)

Class R5
Issued	2	26
Reinvested	4	4
Redeemed	(3)	(184)

Change in Class R5 Shares	3	(154)

Class R6
Issued	6,964	43,621
Reinvested	16,442	3,783
Redeemed	(25,206)	(51,458)

Change in Class R6 Shares	(1,800)	(4,054)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$33.66	$(0.11)	$3.14	$3.03	$—	$(4.94)	$(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—	—	—

Class C
Six Months Ended December 31, 2021 (Unaudited)	27.83	(0.16)	2.59	2.43	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—	—	—

Class I
Six Months Ended December 31, 2021 (Unaudited)	35.20	(0.07)	3.29	3.22	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—	—	—

Class R2
Six Months Ended December 31, 2021 (Unaudited)	33.24	(0.15)	3.11	2.96	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	33.61	(0.11)	3.14	3.03	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—	—	—

Class R4
Six Months Ended December 31, 2021 (Unaudited)	35.21	(0.07)	3.30	3.23	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—	—	—

Class R5
Six Months Ended December 31, 2021 (Unaudited)	36.18	(0.04)	3.39	3.35	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—	—	—

Class R6
Six Months Ended December 31, 2021 (Unaudited)	36.52	(0.02)	3.42	3.40	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$31.75	9.22%	$3,337,143	1.10%	(0.62)%	1.14%	17%
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34

25.32	8.99	1,241,302	1.60	(1.13)	1.64	17
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34

33.48	9.36	4,824,484	0.85	(0.38)	0.88	17
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34

31.26	9.12	760	1.36	(0.87)	1.63	17
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

31.70	9.23	6,175	1.11	(0.64)	1.16	17
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

33.50	9.38	21,307	0.86	(0.38)	0.88	17
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

34.59	9.46	149,779	0.71	(0.23)	0.74	17
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34

34.98	9.51	6,925,693	0.60	(0.12)	0.63	17
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$62.14	$(0.02)	$2.65	$2.63	$—	$(4.60)	$(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	— (f)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)

Class C
Six Months Ended December 31, 2021 (Unaudited)	58.61	(0.17)	2.49	2.32	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)

Class I
Six Months Ended December 31, 2021 (Unaudited)	63.43	0.06	2.71	2.77	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	61.24	(0.10)	2.61	2.51	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	63.52	0.11	2.72	2.83	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	63.57	0.14	2.71	2.85	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$60.17	4.44%	$640,121	1.14%	(0.06)%	1.26%	13%
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38

56.33	4.17	18,841	1.64	(0.58)	1.76	13
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38

61.51	4.58	1,049,626	0.89	0.20	1.01	13
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38

59.15	4.30	643	1.39	(0.30)	1.67	13
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38

61.75	4.66	83	0.74	0.34	0.93	13
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38

61.60	4.70	1,455,895	0.64	0.44	0.76	13
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$46.20	$(0.20)	$0.96	$0.76	$—	$(4.64)	$(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	—	(0.01)	(0.01)

Class C
Six Months Ended December 31, 2021 (Unaudited)	32.69	(0.22)	0.65	0.43	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	—	(0.01)	(0.01)

Class I
Six Months Ended December 31, 2021 (Unaudited)	55.95	(0.16)	1.18	1.02	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	—	(0.01)	(0.01)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	51.05	(0.29)	1.07	0.78	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	—	(0.01)	(0.01)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	54.95	(0.24)	1.16	0.92	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	—	(0.01)	(0.01)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	55.76	(0.18)	1.18	1.00	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	—	(0.01)	(0.01)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	57.00	(0.12)	1.20	1.08	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	—	(0.01)	(0.01)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	57.39	(0.11)	1.21	1.10	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	—	(0.01)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$42.32	1.86%	$1,651,602	1.21%	(0.85)%	1.26%	18%
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41

28.48	1.62	107,958	1.71	(1.35)	1.75	18
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41

52.33	2.00	2,008,915	0.92	(0.56)	0.99	18
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41

47.19	1.72	60,431	1.48	(1.11)	1.53	18
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41

51.23	1.86	79,849	1.23	(0.86)	1.25	18
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

52.12	1.97	23,332	0.98	(0.62)	0.99	18
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

53.44	2.07	711,371	0.79	(0.43)	0.84	18
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41

53.85	2.09	4,944,232	0.73	(0.36)	0.74	18
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$43.69	$0.08	$2.60	$2.68	$(0.16)	$(5.90)	$(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)

Class C
Six Months Ended December 31, 2021 (Unaudited)	41.77	(0.03)	2.49	2.46	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)

Class I
Six Months Ended December 31, 2021 (Unaudited)	44.30	0.13	2.64	2.77	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)

Class L
Six Months Ended December 31, 2021 (Unaudited)	44.98	0.18	2.68	2.86	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	41.48	0.02	2.46	2.48	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	43.25	0.08	2.56	2.64	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (f) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	44.02	0.13	2.63	2.76	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	44.90	0.17	2.67	2.84	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	44.96	0.20	2.67	2.87	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$40.31	6.58%	$1,656,299	1.20%	0.36%	1.24%	8%
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23

38.33	6.34	76,270	1.70	(0.15)	1.74	8
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23

40.93	6.71	2,810,923	0.95	0.59	0.98	8
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23

41.61	6.83	7,973,997	0.75	0.81	0.83	8
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23

37.98	6.43	74,034	1.46	0.10	1.49	8
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23

39.84	6.56	86,456	1.21	0.35	1.23	8
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

40.71	6.71	19,587	0.96	0.57	0.98	8
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

41.53	6.79	97,615	0.81	0.76	0.83	8
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

41.58	6.85	4,304,971	0.71	0.86	0.73	8
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$42.90	$0.16		$2.17	$2.33	$(0.32)	$(5.27)	$(5.59)
Year Ended June 30, 2021	29.53	0.34		14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49		(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55		1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)

Class C
Six Months Ended December 31, 2021 (Unaudited)	42.73	0.05		2.16	2.21	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16		13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32		(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)

Class I
Six Months Ended December 31, 2021 (Unaudited)	43.15	0.22		2.17	2.39	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43		14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57		(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)

Class L
Six Months Ended December 31, 2021 (Unaudited)	43.20	0.25		2.18	2.43	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49		14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63		(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)

Class R2
Six Months Ended December 31, 2021 (Unaudited)	42.46	0.11		2.14	2.25	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26		13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40		(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2021 (Unaudited)	42.36	0.16		2.13	2.29	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33		13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48		(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Six Months Ended December 31, 2021 (Unaudited)	42.92	0.21		2.18	2.39	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42		14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57		(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2021 (Unaudited)	43.12	0.25		2.16	2.41	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49		14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63		(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2021 (Unaudited)	43.16	0.27		2.18	2.45	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52		14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66		(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$39.64	5.80%	$1,117,171	1.11%	0.74%		1.14%	11%
42.90	49.47	1,050,569	1.13	0.94		1.14	34
29.53	(13.60)	736,715	1.14	1.45		1.16	29
35.46	7.00	1,231,325	1.14	1.59		1.25	15
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24

39.57	5.52	333,784	1.61	0.24		1.65	11
42.73	48.75	349,246	1.63	0.45		1.64	34
29.38	(14.04)	332,229	1.64	0.94		1.66	29
35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24

39.87	5.92	2,407,948	0.86	0.99		0.89	11
43.15	49.86	2,326,829	0.88	1.20		0.89	34
29.71	(13.39)	2,047,640	0.89	1.70		0.90	29
35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24

39.90	6.02	1,859,802	0.71	1.13		0.74	11
43.20	50.10	1,855,713	0.73	1.35		0.74	34
29.73	(13.26)	1,593,954	0.74	1.85		0.75	29
35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24

39.15	5.67	277	1.36	0.49		1.51	11
42.46	49.10	194	1.38	0.73		1.54	34
29.31	(13.82)	182	1.39	1.27		1.55	29
35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

39.04	5.79	3,361	1.11	0.74		1.17	11
42.36	49.46	3,020	1.13	0.92		1.17	34
29.21	(13.60)	1,519	1.14	1.43		1.18	29
35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

39.86	5.94	1,717	0.86	0.98		0.89	11
42.92	49.86	1,724	0.88	1.26		0.89	34
29.56	(13.40)	32,555	0.88	1.74		0.90	29
35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

39.83	5.99	1,390	0.71	1.13		0.75	11
43.12	50.12	1,365	0.73	1.41		0.74	34
29.67	(13.25)	5,529	0.74	1.85		0.75	29
35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

39.84	6.08	5,062,444	0.61	1.23		0.64	11
43.16	50.23	5,562,656	0.63	1.44		0.64	34
29.71	(13.18)	3,949,596	0.64	1.96		0.65	29
35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,751,761	$—	$—	$16,751,761

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,196,469	$—	$—	$3,196,469

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,753,213	$—	$—	$9,753,213

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Mid Cap Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,108,207	$—	$—	$17,108,207

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,818,305	$—	$—	$10,818,305

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$241,385	$(241,385)	$—
Mid Cap Equity Fund	30,611	(30,611)	—
Mid Cap Growth Fund	127,353	(127,353)	—
Mid Cap Value Fund	2,227	(2,227)	—
Value Advantage Fund	16,771	(16,771)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the six months ended December 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Growth Advantage Fund	$6
Mid Cap Equity Fund	2
Mid Cap Growth Fund	10
Mid Cap Value Fund	1
Value Advantage Fund	1

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Growth Advantage Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$159,510	$2,218,399	$2,215,907	$(12)	$(17)	$161,973	161,908	$89		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	133,201	856,000	780,001	(36)*	6	209,170	209,213	59	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	16,751	281,355	259,105	—	—	39,001	39,001	3	*	—

Total	$309,462	$3,355,754	$3,255,013	$(48)	$(11)	$410,144		$151		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$64,465	$395,644	$399,832	$(6)	$(1)	$60,270	60,245	$26		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	52,990	179,000	206,000	(10)*	3	25,983	25,988	18	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	6,929	64,576	65,701	—	—	5,804	5,804	1	*	—

Total	$124,384	$639,220	$671,533	$(16)	$2	$92,057		$45		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Mid Cap Growth Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$190,144	$952,188	$981,289	$(27)	$(3)	$161,013	160,949	$83		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	238,992	835,000	963,000	(52)*	15	110,955	110,977	93	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	26,765	399,080	404,360	—	—	21,485	21,485	4	*	—

Total	$455,901	$2,186,268	$2,348,649	$(79)	$12	$293,453		$180		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$334,195	$1,006,134	$1,194,276	$(16)	$—	(c)	$146,037	145,978	$55		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	18,535	156,000	173,300	(3)*	2		1,234	1,234	6	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	3,666	64,152	66,700	—	—		1,118	1,118	—	*(c)	—

Total	$356,396	$1,226,286	$1,434,276	$(19)	$2		$148,389		$61		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

Value Advantage Fund

For the six months ended December 31, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at December 31, 2021	Shares at December 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$360,095	$2,429,217	$2,449,238	$(5)	$—	(c)	$340,069	339,933	$100		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	41,074	187,000	214,000	(3)*	3		14,074	14,076	10	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, 0.03% (a) (b)	5,968	110,724	113,298	—	—		3,394	3,394	1	*	—

Total	$407,137	$2,726,941	$2,776,536	$(8)	$3		$357,537		$111		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2021.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2021 are as follows:

	Class A	Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$58	$27		$43	n/a	$1		$1		$—	(a)	$2		$41	$173
Mid Cap Equity Fund
Transfer agency fees	4	–	(a)	17	n/a	–	(a)	n/a		n/a		–	(a)	9	30
Mid Cap Growth Fund
Transfer agency fees	127	3		22	n/a	11		1		—	(a)	5		49	218
Mid Cap Value Fund
Transfer agency fees	43	2		20	$17	3		1		—	(a)	1		42	129
Value Advantage Fund
Transfer agency fees	23	14		26	13	–	(a)	–	(a)	–	(a)	–	(a)	22	98

(a)	Amount rounds to less than one thousand.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2021, the effective annualized rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.07%, 0.08%, 0.08%, 0.06% and 0.07%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$291	$1
Mid Cap Equity Fund	52	—
Mid Cap Growth Fund	62	—	(a)
Mid Cap Value Fund	34	—
Value Advantage Fund	82	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Growth Advantage Fund	1.04	%(1)	1.54	%(1)	0.79	%(1)	n/a	1.30	%(1)	1.05	%(1)	0.80	%(1)	0.65	%(1)	0.55	%(1)
Mid Cap Equity Fund	1.14		1.64		0.89		n/a	1.39		n/a		n/a		0.74		0.64
Mid Cap Growth Fund	1.14	(2)	1.64	(2)	0.89	(2)	n/a	1.45	(2)	1.20	(2)	0.95	(2)	0.79		0.70	(2)
Mid Cap Value Fund	1.14	(3)	1.64	(3)	0.89	(3)	0.75%	1.40	(3)	1.15	(3)	0.90	(3)	0.75	(3)	0.65	(3)
Value Advantage Fund	1.04	(4)	1.54	(4)	0.79	(4)	0.75	1.30	(4)	1.05	(4)	0.80	(4)	0.65	(4)	0.55	(4)

(1)

Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, n/a, n/a and n/a for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(2)

Prior to November 1, 2021, the contractual expense limitation was 1.24%, n/a, 0.93%, 1.49%, n/a, 0.99% and 0.74% for Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares, respectively.

(3)

Prior to November 1, 2021, the contractual expense limitation was 1.24%, 1.75%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.73% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(4)

Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.74% and 0.64% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

The expense limitation agreements were in effect for the six months ended December 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2022.

For the six months ended December 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$1,334	$888	$183	$2,405	$—	(a)
Mid Cap Equity Fund	1,028	686	14	1,728	3
Mid Cap Growth Fund	414	277	1,076	1,767	30
Mid Cap Value Fund	1,340	892	2,209	4,441	30
Value Advantage Fund	924	616	95	1,635	7

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2021 were as follows:

Growth Advantage Fund	$115
Mid Cap Equity Fund	38
Mid Cap Growth Fund	105
Mid Cap Value Fund	94
Value Advantage Fund	142

G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2021, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,887,636	$2,666,045
Mid Cap Equity Fund	605,705	387,694
Mid Cap Growth Fund	1,994,131	1,618,372
Mid Cap Value Fund	1,281,698	2,138,858
Value Advantage Fund	1,176,341	1,993,845

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

During the six months ended December 31, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$8,319,474	$8,735,747	$303,460	$8,432,287
Mid Cap Equity Fund	2,103,656	1,144,670	51,857	1,092,813
Mid Cap Growth Fund	6,541,314	3,496,824	284,925	3,211,899
Mid Cap Value Fund	9,823,480	7,471,619	186,892	7,284,727
Value Advantage Fund	6,851,040	4,047,929	80,664	3,967,265

At June 30, 2021, the Funds did not have any net capital loss carryforwards.

Late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Funds deferred to July 1, 2021 late year ordinary losses of:

Late Year Ordinary Loss Deferral
Growth Advantage Fund	$19,685
Mid Cap Growth Fund	21,652

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended December 31, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2021.

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.0%	1	23.9%
Mid Cap Equity Fund	—	—	2	66.9
Mid Cap Growth Fund	1	10.2	2	28.3
Mid Cap Value Fund	—	—	2	34.5
Value Advantage Fund	—	—	2	25.2

As of December 31, 2021, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	13.0%
Value Advantage Fund	20.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Because Mid Cap Value Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2021, and continued to hold your shares at the end of the reporting period, December 31, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,092.20	$5.80	1.10%
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class C
Actual	1,000.00	1,089.90	8.43	1.60
Hypothetical	1,000.00	1,017.14	8.13	1.60
Class I
Actual	1,000.00	1,093.60	4.49	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class R2
Actual	1,000.00	1,091.20	7.17	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class R3
Actual	1,000.00	1,092.30	5.85	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class R4
Actual	1,000.00	1,093.80	4.54	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R5
Actual	1,000.00	1,094.60	3.75	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R6
Actual	1,000.00	1,095.10	3.17	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60

JPMorgan Mid Cap Equity Fund
Class A
Actual	1,000.00	1,044.40	5.87	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Mid Cap Equity Fund (continued)
Class C
Actual	$1,000.00	$1,041.70	$8.44	1.64%
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class I
Actual	1,000.00	1,045.80	4.59	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class R2
Actual	1,000.00	1,043.00	7.16	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R5
Actual	1,000.00	1,046.60	3.82	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class R6
Actual	1,000.00	1,047.00	3.30	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,018.60	6.16	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class C
Actual	1,000.00	1,016.20	8.69	1.71
Hypothetical	1,000.00	1,016.59	8.69	1.71
Class I
Actual	1,000.00	1,020.00	4.68	0.92
Hypothetical	1,000.00	1,020.57	4.69	0.92
Class R2
Actual	1,000.00	1,017.20	7.52	1.48
Hypothetical	1,000.00	1,017.74	7.53	1.48
Class R3
Actual	1,000.00	1,018.60	6.26	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23
Class R4
Actual	1,000.00	1,019.70	4.99	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class R5
Actual	1,000.00	1,020.70	4.02	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Class R6
Actual	1,000.00	1,020.90	3.72	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	1,065.80	6.25	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class C
Actual	1,000.00	1,063.40	8.84	1.70
Hypothetical	1,000.00	1,016.64	8.64	1.70
Class I
Actual	1,000.00	1,067.10	4.95	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Class L
Actual	1,000.00	1,068.30	3.91	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Mid Cap Value Fund (continued)
Class R2
Actual	$1,000.00	$1,064.30	$7.60	1.46%
Hypothetical	1,000.00	1,017.85	7.43	1.46
Class R3
Actual	1,000.00	1,065.60	6.30	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21
Class R4
Actual	1,000.00	1,067.10	5.00	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96
Class R5
Actual	1,000.00	1,067.90	4.22	0.81
Hypothetical	1,000.00	1,021.12	4.13	0.81
Class R6
Actual	1,000.00	1,068.50	3.70	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,058.00	5.76	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class C
Actual	1,000.00	1,055.20	8.34	1.61
Hypothetical	1,000.00	1,017.09	8.19	1.61
Class I
Actual	1,000.00	1,059.20	4.46	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class L
Actual	1,000.00	1,060.20	3.69	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R2
Actual	1,000.00	1,056.70	7.05	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class R3
Actual	1,000.00	1,057.90	5.76	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class R4
Actual	1,000.00	1,059.40	4.46	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R5
Actual	1,000.00	1,059.90	3.69	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Class R6
Actual	1,000.00	1,060.80	3.17	0.61
Hypothetical	1,000.00	1,022.13	3.11	0.61

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessment as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administration services provided by the Adviser in its role as administrator.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A.

(“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the

Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The special analysis includes a multi-factor quantitative scoring system for summarizing a Fund’s historical investment performance. The approach relies on multiple metrics, incorporates several time periods, adjusts for risk and considers how a fund’s customized peer group (as selected by the independent consultant) has performed. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in the third, third and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the second, second and first quintiles based upon the Peer Group for the one, three and five-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class R6 shares was in the third, third and second quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the first quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2020.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the third quintile based upon the Peer Group, and in the second quintile based upon the Universe, for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the third, second and second quintiles based upon the Peer Group, and in the second, first and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and first quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles based upon the Peer Group for the one-, three- and five-year periods ended December 31, 2020, respectively, and in the fourth quintile based upon the Universe for each of the one-, three- and five-year periods ended December 31, 2020. The Trustees noted that the performance for Class I shares was in the fourth, fourth and fifth quintiles based upon the Peer Group, and in the fourth, third and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth and fifth quintiles based upon the Peer Group, and in the fourth and third quintiles based upon the Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles based upon the Peer Group, and in the fifth, fourth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fourth and fourth quintiles based upon both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2020, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles based upon both the Peer Group and Universe, for the one- and three-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group ranking were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the second and first quintiles, based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee and actual total expenses for Class A shares were both in the fourth and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”)

JPMMFIT held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPMMFIT, including Growth Advantage Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	284,990
Withheld	7,594

Steven P. Fisher
In Favor	284,800
Withheld	7,785

Gary L. French
In Favor	285,248
Withheld	7,336

Kathleen M. Gallagher
In Favor	285,176
Withheld	7,408

Robert J. Grassi
In Favor	285,531
Withheld	7,053

Frankie D. Hughes
In Favor	284,920
Withheld	7,664

Raymond Kanner
In Favor	285,459
Withheld	7,125

Thomas P. Lemke
In Favor	284,658
Withheld	7,926

Lawrence R. Maffia
In Favor	285,045
Withheld	7,539

Votes Received (Amounts in thousands)

Mary E. Martinez
In Favor	284,940
Withheld	7,644

Marilyn McCoy
In Favor	285,111
Withheld	7,473

Dr. Robert A. Oden, Jr.
In Favor	284,168
Withheld	8,416

Marian U. Pardo
In Favor	285,133
Withheld	7,451

Emily A. Youssouf
In Favor	284,612
Withheld	7,973

Interested Nominee
Robert F. Deutsch
In Favor	285,233
Withheld	7,351

Nina O. Shenker
In Favor	285,195
Withheld	7,390

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

JPMorgan Trust I (“JPM I”)

JPM I held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM I, including Mid Cap Equity Fund and Value Advantage Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	218,161,076
Withheld	3,798,560

Steven P. Fisher
In Favor	219,683,469
Withheld	2,276,167

Gary L. French
In Favor	219,573,994
Withheld	2,385,642

Kathleen M. Gallagher
In Favor	219,614,901
Withheld	2,344,735

Robert J. Grassi
In Favor	219,652,125
Withheld	2,307,510

Frankie D. Hughes
In Favor	219,173,958
Withheld	2,785,677

Raymond Kanner
In Favor	219,638,172
Withheld	2,321,463

Thomas P. Lemke
In Favor	219,600,003
Withheld	2,359,633

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	219,558,283
Withheld	2,401,353

Mary E. Martinez
In Favor	219,188,002
Withheld	2,771,634

Marilyn McCoy
In Favor	218,775,511
Withheld	3,184,125

Dr. Robert A. Oden, Jr.
In Favor	218,109,306
Withheld	3,850,330

Marian U. Pardo
In Favor	219,504,107
Withheld	2,445,528

Emily A. Youssouf
In Favor	219,549,573
Withheld	2,410,062

Interested Nominee
Robert F. Deutsch
In Favor	219,143,836
Withheld	2,815,799

Nina O. Shenker
In Favor	219,183,139
Withheld	2,776,497

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

JPMorgan Trust II (“JPM II”)

JPM II held a special meeting of shareholders on October 27, 2021, for the purpose considering and voting upon the election of Trustees, which meeting was adjourned to November 23, 2021 to allow shareholders to vote on the proposal.

When the special meeting reconvened on November 23, 2021, Trustees were elected by the shareholders of all of the series of JPM II, including Mid Cap Growth Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	288,983,507
Withheld	6,732,052

Steven P. Fisher
In Favor	289,598,586
Withheld	6,116,973

Gary L. French
In Favor	289,542,085
Withheld	6,173,474

Kathleen M. Gallagher
In Favor	289,773,673
Withheld	5,941,887

Robert J. Grassi
In Favor	289,609,331
Withheld	6,106,229

Frankie D. Hughes
In Favor	289,641,174
Withheld	6,074,386

Raymond Kanner
In Favor	289,603,025
Withheld	6,112,535

Thomas P. Lemke
In Favor	289,581,867
Withheld	6,133,692

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	289,544,612
Withheld	6,170,947

Mary E. Martinez
In Favor	289,745,394
Withheld	5,970,165

Marilyn McCoy
In Favor	289,336,040
Withheld	6,379,520

Dr. Robert A. Oden, Jr.
In Favor	288,968,016
Withheld	6,747,543

Marian U. Pardo
In Favor	289,619,985
Withheld	6,095,575

Emily A. Youssouf
In Favor	289,555,396
Withheld	6,160,163

Interested Nominee
Robert F. Deutsch	289,562,178
In Favor	6,153,382
Withheld

Nina O. Shenker
In Favor	289,698,757
Withheld	6,016,803

DECEMBER 31, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited) (continued)

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”)

JPMFMFG held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of JPMFMFG, including Mid Cap Value Fund.

The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	219,371
Withheld	4,592

Steven P. Fisher
In Favor	219,633
Withheld	4,330

Gary L. French
In Favor	219,771
Withheld	4,192

Kathleen M. Gallagher
In Favor	219,907
Withheld	4,056

Robert J. Grassi
In Favor	219,535
Withheld	4,428

Frankie D. Hughes
In Favor	219,818
Withheld	4,145

Raymond Kanner
In Favor	219,857
Withheld	4,106

Thomas P. Lemke
In Favor	219,749
Withheld	4,214

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	219,478
Withheld	4,485

Mary E. Martinez
In Favor	219,940
Withheld	4,023

Marilyn McCoy
In Favor	219,814
Withheld	4,149

Dr. Robert A. Oden, Jr.
In Favor	219,382
Withheld	4,581

Marian U. Pardo
In Favor	219,870
Withheld	4,093

Emily A. Youssouf
In Favor	219,846
Withheld	4,117

Interested Nominee
Robert F. Deutsch
In Favor	219,730
Withheld	4,233

Nina O. Shenker
In Favor	219,764
Withheld	4,199

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2021

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. December 2021.	SAN-MC-1221

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 3, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 3, 2022